Schedule of Investments

September 30, 2019 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - Long - 97.2%

Communication Services - 6.5%
Alphabet, Inc. - Class A (2)(5)	517	631,329
Alphabet, Inc. - Class C (2)(5)	2,118	2,581,842
AMC Entertainment Holdings, Inc.	3,737	39,986
AT&T, Inc. (5)	26,325	996,138
AutoWeb, Inc. (2)	1,945	6,030
Beasley Broadcast Group, Inc.	1,262	3,912
Cable One, Inc.	215	269,761
Care.com, Inc. (2)	829	8,663
Cars.com, Inc. (2)	1,640	14,727
CenturyLink, Inc.	108	1,348
Cincinnati Bell, Inc. (2)	1,622	8,224
Cinemark Holdings, Inc.	2,520	97,373
Clear Channel Outdoor Holdings, Inc. - Class A (2)	4,452	11,219
Comcast Corp. - Class A (5)	21,174	954,524
comScore, Inc. (2)	2,362	4,511
Consolidated Communications Holdings, Inc.	2,084	9,920
Cumulus Media, Inc. (2)	380	5,525
Entercom Communications Corp.	3,160	10,554
Entravision Communications Corp.	859	2,732
Eros International PLC (2)	1,532	2,926
EW Scripps Co./The	636	8,446
Facebook, Inc. (2)(5)	9,589	1,707,609
Fox Corp.	581	18,322
Gaia, Inc. (2)	348	2,274
Gannett Co., Inc.	890	9,559
Gray Television, Inc. (2)	1,599	26,096
Hemisphere Media Group, Inc. (2)	506	6,183
IAC/InterActiveCorp (2)	324	70,622
IMAX Corp. (2)	66	1,449
John Wiley & Sons, Inc.	923	40,557
Lee Enterprises, Inc. (2)	5,927	12,091
Liberty Broadband Corp. - Class A (2)	1,467	153,331
Liberty Latin America, Ltd. - Class A (2)	4,162	71,045
Liberty Latin America, Ltd. - Class C (2)	2,064	35,284
Liberty Media Corp-Liberty SiriusXM (2)	4,367	183,239
Liberty TripAdvisor Holdings, Inc. (2)	7,013	65,992
Lions Gate Entertainment Corp. - Class A	392	3,626
Live Nation Entertainment, Inc. (2)	2,258	149,796
LiveXLive Media, Inc. (2)	650	1,303
Marcus Corp./The	1,441	53,331
MDC Partners, Inc. (2)	2,291	6,461
Meet Group, Inc./The (2)	1,622	5,312
Meredith Corp.	36	1,320
National CineMedia, Inc.	796	6,527
Nexstar Media Group, Inc.	1,381	141,290
ORBCOMM, Inc. (2)	760	3,618
Pareteum Corp. (2)	1,052	1,357
Rosetta Stone, Inc. (2)	431	7,499
Scholastic Corp.	159	6,004
Spok Holdings, Inc.	262	3,128
Take-Two Interactive Software, Inc. (2)	992	124,337
TechTarget, Inc. (2)	188	4,235
TEGNA, Inc.	2,800	43,484
Telephone & Data Systems, Inc.	1,947	50,233
T-Mobile US, Inc. (2)	14,226	1,120,582
Tribune Publishing Co.	1,280	10,982
United States Cellular Corp. (2)	71	2,668
Urban One, Inc. (2)	760	1,459
Verizon Communications, Inc. (5)	28,205	1,702,454
Viacom, Inc.	10,661	256,184
Walt Disney Co./The (5)	10,576	1,378,264
WideOpenWest, Inc. (2)	2,360	14,538
Yelp, Inc. (2)	926	32,179

		13,205,514

Consumer Discretionary - 9.7%
1-800-Flowers.com, Inc. (2)	257	3,802
Aaron's, Inc.	389	24,997
Abercrombie & Fitch Co.	614	9,578
Amazon.com, Inc. (2)(5)	1,750	3,037,843
American Axle & Manufacturing Holdings, Inc. (2)	2,703	22,219
American Eagle Outfitters, Inc.	1,157	18,767
American Outdoor Brands Corp. (2)	2,521	14,748
American Public Education, Inc. (2)	1,479	33,041
America's Car-Mart, Inc./TX (2)	60	5,502
Aramark	3,264	142,245
AutoZone, Inc. (2)	130	141,001
Barnes & Noble Education, Inc. (2)	2,142	6,683
Bassett Furniture Industries, Inc.	1,004	15,361
BBX Capital Corp.	4,481	20,926
Beazer Homes USA, Inc. (2)	1,712	25,509
Bed Bath & Beyond, Inc. (3)	2,791	29,696
Best Buy Co., Inc.	3,393	234,083
Biglari Holdings, Inc. - Class B (2)	136	14,824
BJ's Restaurants, Inc.	474	18,410
Bloomin' Brands, Inc.	1,578	29,872
Booking Holdings, Inc. (2)(5)	443	869,436
Boot Barn Holdings, Inc. (2)	98	3,420
BorgWarner, Inc.	2,917	106,996
Brinker International, Inc.	776	33,112
Brunswick Corp./DE	269	14,020
Burlington Stores, Inc. (2)	271	54,151
Capri Holdings, Ltd. (2)	341	11,308
Career Education Corp. (2)	2,519	40,027
Carrols Restaurant Group, Inc. (2)	1,146	9,500
Cato Corp./The	120	2,113
Cavco Industries, Inc. (2)	117	22,475
Centric Brands, Inc. (2)	1,604	4,026
Century Casinos, Inc. (2)	486	3,757
Chipotle Mexican Grill, Inc. (2)	144	121,028
Citi Trends, Inc.	398	7,283
Clarus Corp.	1,706	20,003
Columbia Sportswear Co.	1,020	98,828
Core-Mark Holding Co., Inc.	182	5,845
Cracker Barrel Old Country Store, Inc.	250	40,663
Crocs, Inc. (2)	194	5,385
Dana, Inc.	2,399	34,642
Darden Restaurants, Inc.	508	60,056
Deckers Outdoor Corp. (2)	487	71,764
Del Taco Restaurants, Inc. (2)	2,094	21,411
Denny's Corp. (2)	1,032	23,493
Designer Brands, Inc.	261	4,468
Destination XL Group, Inc. (2)	1,017	1,719
Dine Brands Global, Inc.	697	52,874
Dollar General Corp.	4,610	732,713
DR Horton, Inc.	1,600	84,336
eBay, Inc.	12,861	501,322
Ethan Allen Interiors, Inc.	858	16,388
Etsy, Inc. (2)	405	22,883
Everi Holdings, Inc. (2)	3,655	30,921
Expedia Group, Inc.	2,204	296,240
Express, Inc. (2)	2,266	7,795
Extended Stay America, Inc.	3,888	56,920
Fiesta Restaurant Group, Inc. (2)	1,084	11,295
Five Below, Inc. (2)	582	73,390
Flexsteel Industries, Inc.	531	7,869
Foot Locker, Inc.	1,286	55,504
Ford Motor Co.	76,489	700,639
Fox Factory Holding Corp. (2)	369	22,967
Funko, Inc. (2)(3)	743	15,287
GameStop Corp.	5,527	30,509
General Motors Co.	26,266	984,450
Genesco, Inc. (2)	444	17,769
Gentex Corp.	4,985	137,262
Graham Holdings Co.	143	94,873
H&R Block, Inc.	3,045	71,923
Hasbro, Inc.	548	65,042
Helen of Troy, Ltd. (2)	72	11,352
Hilton Grand Vacations, Inc. (2)	222	7,104
Home Depot, Inc./The (5)	4,284	993,974
Hooker Furniture Corp.	526	11,277
Hudson, Ltd. (2)	316	3,877
Inspired Entertainment, Inc. (2)	1,097	7,887
International Game Technology PLC	1,951	27,724
J Alexander's Holdings, Inc. (2)	1,242	14,556

J. Jill, Inc.	2,639	5,014
Johnson Outdoors, Inc.	337	19,735
K12, Inc. (2)	85	2,244
KB Home	313	10,642
Kirkland's, Inc. (2)	4,985	7,677
Kohl's Corp.	481	23,886
L Brands, Inc.	670	13,125
Lands' End, Inc. (2)	175	1,985
Las Vegas Sands Corp.	1,466	84,676
Laureate Education, Inc. (2)	401	6,647
La-Z-Boy, Inc.	303	10,178
LCI Industries	147	13,502
Leaf Group, Ltd. (2)	2,174	9,131
Lear Corp.	2,811	331,417
Lennar Corp.	1,663	92,879
LKQ Corp. (2)	903	28,399
Lowe's Cos., Inc.	656	72,134
Luby's, Inc. (2)	3,361	6,397
Lululemon Athletica, Inc. (2)	1,321	254,332
M/I Homes, Inc. (2)	427	16,077
Malibu Boats, Inc. (2)	1,393	42,737
Marine Products Corp.	374	5,296
MasterCraft Boat Holdings, Inc. (2)	1,425	21,268
McDonald's Corp.	4,234	909,082
MDC Holdings, Inc.	231	9,956
Meritage Homes Corp. (2)	707	49,737
Michaels Cos., Inc./The (2)	825	8,077
Mohawk Industries, Inc. (2)	264	32,754
Nathan's Famous, Inc.	20	1,437
Nautilus, Inc. (2)	9,350	12,623
NIKE, Inc. - Class B	5,860	550,371
Nordstrom, Inc.	1,176	39,596
Norwegian Cruise Line Holdings, Ltd. (2)	3,228	167,114
NVR, Inc. (2)	79	293,671
Office Depot, Inc.	9,222	16,185
Penn National Gaming, Inc. (2)	2,848	53,044
Planet Fitness, Inc. (2)	1,155	66,840
PlayAGS, Inc. (2)	807	8,296
Polaris, Inc.	1,365	120,134
Potbelly Corp. (2)	1,558	6,793
PulteGroup, Inc.	3,177	116,119
Qurate Retail, Inc. (2)	3,139	32,379
Ralph Lauren Corp.	2,520	240,584
RCI Hospitality Holdings, Inc.	301	6,225
RH (2)	145	24,770
Rocky Brands, Inc.	343	11,398
Roku, Inc. (2)	229	23,303
Ross Stores, Inc.	6,988	767,632
RTW RetailWinds, Inc. (2)	3,257	4,462
Ruth's Hospitality Group, Inc.	1,415	28,887
Sally Beauty Holdings, Inc. (2)	386	5,748
SeaWorld Entertainment, Inc. (2)	2,254	59,325
Select Interior Concepts, Inc. (2)	617	8,002
Signet Jewelers, Ltd.	1,078	18,067
Skechers U.S.A., Inc. (2)	953	35,595
Skyline Champion Corp. (2)	50	1,505
Sleep Number Corp. (2)	110	4,545
Standard Motor Products, Inc.	39	1,893
Starbucks Corp.	6,778	599,311
Stoneridge, Inc. (2)	598	18,520
Sturm Ruger & Co., Inc.	286	11,943
Tapestry, Inc.	3,458	90,081
Target Corp.	8,848	945,940
Taylor Morrison Home Corp. (2)	2,196	56,964
Tilly's, Inc.	751	7,089
TJX Cos., Inc./The (5)	20,730	1,155,490
Toll Brothers, Inc.	2,352	96,550
TopBuild Corp. (2)	212	20,443
Town Sports International Holdings, Inc. (2)	4,862	7,974
Tractor Supply Co.	98	8,863
Tupperware Brands Corp.	1,103	17,505
Turtle Beach Corp. (2)	212	2,474
Twin River Worldwide Holdings, Inc.	671	15,319
Ulta Beauty, Inc. (2)	550	137,858
Urban Outfitters, Inc. (2)	520	14,607
Vera Bradley, Inc. (2)	836	8,444
Vista Outdoor, Inc. (2)	753	4,661
Vuzix Corp. (2)(3)	2,941	6,705
Waitr Holdings, Inc. (2)	970	1,246

Wendy's Co./The	1,590	31,768
Whirlpool Corp.	933	147,750
Williams-Sonoma, Inc.	280	19,034
Winnebago Industries, Inc.	751	28,801
WW International, Inc. (2)	96	3,631
Wyndham Destinations, Inc.	651	29,959
Yum China Holdings, Inc.	3,356	152,463
Yum! Brands, Inc.	5,926	672,186

		19,838,064

Consumer Staples - 4.6%
Boston Beer Co., Inc./The (2)	59	21,481
Bunge, Ltd.	3,151	178,410
Casey's General Stores, Inc.	249	40,129
Central Garden & Pet Co. (2)	785	21,764
Coca-Cola Co./The	10,260	558,554
Coca-Cola Consolidated, Inc.	81	24,613
Constellation Brands, Inc.	496	102,811
Costco Wholesale Corp.	895	257,858
Coty, Inc.	4,111	43,207
Estee Lauder Cos., Inc./The	639	127,129
Farmer Brothers Co. (2)	633	8,197
Flowers Foods, Inc.	7,542	174,446
General Mills, Inc.	4,314	237,788
Herbalife Nutrition, Ltd. (2)	1,559	59,024
Hershey Co./The	2,208	342,218
Ingredion, Inc.	1,127	92,121
JM Smucker Co./The	469	51,599
John B Sanfilippo & Son, Inc.	56	5,410
Kellogg Co.	4,824	310,424
Keurig Dr Pepper, Inc.	6,488	177,252
Kimberly-Clark Corp.	4,885	693,914
Kroger Co./The	9,191	236,944
Lamb Weston Holdings, Inc.	1,674	121,733
Lancaster Colony Corp.	395	54,767
Lifevantage Corp. (2)	445	6,097
Medifast, Inc.	95	9,845
Molson Coors Brewing Co.	5,982	343,965
Mondelez International, Inc.	9,398	519,897
Monster Beverage Corp. (2)	3,677	213,487
Nature's Sunshine Products, Inc. (2)	247	2,048
Nu Skin Enterprises, Inc.	1,124	47,804
PepsiCo, Inc. (5)	9,045	1,240,070
Performance Food Group Co. (2)	43	1,978
Philip Morris International, Inc.	2,137	162,262
Pilgrim's Pride Corp. (2)	771	24,707
Post Holdings, Inc. (2)	1,388	146,906
Procter & Gamble Co./The	9,870	1,227,631
Pyxus International, Inc. (2)	333	4,356
Simply Good Foods Co./The (2)	479	13,886
SpartanNash Co.	1,517	17,946
Spectrum Brands Holdings, Inc.	198	10,439
Sprouts Farmers Market, Inc. (2)	1,373	26,554
Sysco Corp.	220	17,468
Turning Point Brands, Inc.	391	9,016
Tyson Foods, Inc.	8,802	758,204
United Natural Foods, Inc. (2)	1,919	22,107
US Foods Holding Corp. (2)	780	32,058
USANA Health Sciences, Inc. (2)	322	22,022
Walmart, Inc. (5)	5,724	679,324

		9,501,870

Energy - 4.0%
Amplify Energy Corp.	1,241	7,657
Apergy Corp. (2)	1,060	28,673
Arch Coal, Inc. - Class A	210	15,582
Ardmore Shipping Corp. (2)	1,544	10,329
Baker Hughes a GE Co.	9,230	214,136
Basic Energy Services, Inc. (2)	5,962	8,585
Brigham Minerals, Inc.	1,723	34,288
C&J Energy Services, Inc.	4,787	51,365
Cabot Oil & Gas Corp.	3,399	59,720
Cactus, Inc. (2)	2,277	65,896
Centennial Resource Development, Inc./DE (2)	569	2,569
Chaparral Energy, Inc. (2)	1,349	1,808
Cheniere Energy, Inc. (2)	1,153	72,708
Chesapeake Energy Corp. (2)(3)	2,634	3,714

Chevron Corp. (5)	8,709	1,032,887
Cimarex Energy Co.	1,194	57,240
Clean Energy Fuels Corp. (2)	4,603	9,505
ConocoPhillips (5)	16,029	913,332
CONSOL Energy, Inc. (2)	99	1,547
Contango Oil & Gas Co. (2)	4,105	11,412
Continental Resources, Inc./OK	1,235	38,026
Contura Energy, Inc. (2)	253	7,074
Covia Holdings Corp. (2)	1,359	2,745
CVR Energy, Inc.	389	17,128
Dawson Geophysical Co. (2)	3,821	8,177
Delek US Holdings, Inc.	1,022	37,099
Devon Energy Corp.	7,241	174,218
DHT Holdings, Inc.	420	2,583
Dorian LPG, Ltd. (2)	688	7,128
Dril-Quip, Inc. (2)	272	13,649
Encana Corp.	5,170	23,782
EOG Resources, Inc. (5)	2,132	158,237
Evolution Petroleum Corp.	1,084	6,331
Exxon Mobil Corp. (5)	21,181	1,495,590
FTS International, Inc. (2)	947	2,121
Goodrich Petroleum Corp. (2)	330	3,508
Gulfport Energy Corp. (2)	2,717	7,363
Hallador Energy Co.	920	3,330
Helmerich & Payne, Inc.	1,961	78,577
Hess Corp.	2,256	136,443
HollyFrontier Corp.	1,602	85,931
Independence Contract Drilling, Inc. (2)	1,926	2,311
ION Geophysical Corp. (2)	705	6,430
Keane Group, Inc. (2)	2,386	14,459
Key Energy Services, Inc. (2)	3,553	5,294
Kinder Morgan, Inc./DE	4,032	83,100
Liberty Oilfield Services, Inc.	2,548	27,595
Mammoth Energy Services, Inc.	520	1,290
Marathon Oil Corp.	11,468	140,712
Marathon Petroleum Corp.	9,861	599,056
Matrix Service Co. (2)	984	16,866
McDermott International, Inc. (2)	4	8
Nabors Industries, Ltd.	1,833	3,428
Nine Energy Service, Inc. (2)	2,583	15,937
Noble Energy, Inc.	1,336	30,007
Nordic American Tankers, Ltd.	1,523	3,290
Northern Oil and Gas, Inc. (2)	2,591	5,078
Occidental Petroleum Corp. (5)	6,094	271,000
ONEOK, Inc.	2,707	199,479
Overseas Shipholding Group, Inc. (2)	2,836	4,963
Pacific Drilling SA (2)	331	1,294
Par Pacific Holdings, Inc. (2)	100	2,286
Parsley Energy, Inc.	844	14,179
Patterson-UTI Energy, Inc.	7,655	65,450
PBF Energy, Inc.	1,483	40,323
Peabody Energy Corp.	2,985	43,939
Phillips 66	8,329	852,890
Pioneer Natural Resources Co.	1,241	156,081
ProPetro Holding Corp. (2)	1,912	17,380
QEP Resources, Inc.	5,330	19,721
Quintana Energy Services, Inc. (2)	1,461	2,980
Renewable Energy Group, Inc. (2)	2,053	30,805
RigNet, Inc. (2)	902	6,991
Roan Resources, Inc. (2)	1,907	2,346
Scorpio Tankers, Inc.	65	1,934
Seadrill, Ltd. (2)	655	1,376
Select Energy Services, Inc. (2)	1,005	8,703
SemGroup Corp.	371	6,062
SRC Energy, Inc. (2)	3,841	17,899
Talos Energy, Inc. (2)	612	12,442
Teekay Corp.	2,902	11,608
Tidewater, Inc. (2)	313	4,729
Unit Corp. (2)	1,586	5,361
Valaris plc	4,464	21,472
Valero Energy Corp.	4,927	419,977
W&T Offshore, Inc. (2)	1,222	5,340
World Fuel Services Corp.	315	12,581
WPX Energy, Inc. (2)	2,081	22,038

		8,150,483

Financials - 19.3%
1st Constitution Bancorp	300	5,625

1st Source Corp.	1,780	81,399
ACNB Corp.	1,044	35,809
AG Mortgage Investment Trust, Inc.	8,479	128,457
Alleghany Corp. (2)	200	159,552
Allstate Corp./The	7,047	765,868
Ally Financial, Inc.	17,871	592,602
American Equity Investment Life Holding Co.	169	4,090
American Express Co.	6,176	730,497
American National Insurance Co.	137	16,951
Ameris Bancorp	4,262	171,503
Apollo Commercial Real Estate Finance, Inc.	5,445	104,381
Arbor Realty Trust, Inc.	4,651	60,975
Ares Commercial Real Estate Corp.	11,906	181,328
Argo Group International Holdings, Ltd.	185	12,994
Arthur J Gallagher & Co.	2,835	253,931
Artisan Partners Asset Management, Inc.	2,451	69,216
Atlantic Capital Bancshares, Inc. (2)	624	10,820
Auburn National Bancorporation, Inc.	51	2,416
BancFirst Corp.	4,498	249,279
Bancorp, Inc./The (2)	6,261	61,984
BancorpSouth Bank	6,251	185,092
Bank First Corp.	106	7,015
Bank of America Corp. (5)	45,538	1,328,343
Bank of Commerce Holdings	1,258	13,700
Bank of Marin Bancorp	990	41,075
Bank OZK	483	13,171
Bank7 Corp.	72	1,354
BankFinancial Corp.	5,346	63,617
BankUnited, Inc.	11,028	370,761
Banner Corp.	1,576	88,524
Bar Harbor Bankshares	689	17,177
BB&T Corp.	1,381	73,704
BCB Bancorp, Inc.	2,573	33,037
Berkshire Hathaway, Inc. - Class B (2)(5)	9,844	2,047,749
Berkshire Hills Bancorp, Inc.	910	26,654
Boston Private Financial Holdings, Inc.	2,582	30,093
Bridgewater Bancshares, Inc. (2)	2,425	28,955
Brighthouse Financial, Inc. (2)	63	2,550
Brightsphere Investment Group, Inc.	2,971	29,443
Brown & Brown, Inc.	10,863	391,720
Bryn Mawr Bank Corp.	554	20,227
C&F Financial Corp.	538	28,331
Cannae Holdings, Inc. (2)	3,762	103,342
Capital Bancorp, Inc. (2)	386	5,257
Capstead Mortgage Corp.	2,580	18,963
Cboe Global Markets, Inc.	1,160	133,296
CenterState Bank Corp.	2,869	68,813
Central Pacific Financial Corp.	1,921	54,556
Central Valley Community Bancorp	573	11,661
Century Bancorp, Inc./MA	89	7,796
Chemung Financial Corp.	92	3,864
Cincinnati Financial Corp.	2,602	303,575
CIT Group, Inc.	11,400	516,534
Citigroup, Inc.	9,960	688,037
Citizens & Northern Corp.	419	11,011
Citizens Financial Group, Inc.	16,354	578,441
Civista Bancshares, Inc.	1,529	33,225
CNB Financial Corp./PA	903	25,916
Codorus Valley Bancorp, Inc.	249	5,792
Comerica, Inc.	8,285	546,727
Community Bankers Trust Corp.	636	5,470
Community Financial Corp./The	317	10,610
Community Trust Bancorp, Inc.	1,066	45,390
ConnectOne Bancorp, Inc.	6,465	143,523
Crawford & Co.	388	3,915
Credit Acceptance Corp. (2)	188	86,726
CVB Financial Corp.	63	1,315
Dime Community Bancshares, Inc.	118	2,526
Discover Financial Services	12,442	1,008,922
Ditech Holding Corp. Warrants - Class A (2)(8)	228	0
Ditech Holding Corp. Warrants - Class B (2)(8)	181	0
DNB Financial Corp.	389	17,314
Donegal Group, Inc.	93	1,363
Donnelley Financial Solutions, Inc. (2)	397	4,891
East West Bancorp, Inc.	820	36,318
Elevate Credit, Inc. (2)	4,500	18,945
Ellington Financial, Inc.	10,323	186,537
Employers Holdings, Inc.	927	40,399
Encore Capital Group, Inc. (2)	40	1,333

Erie Indemnity Co.	127	23,578
ESSA Bancorp, Inc.	144	2,364
Essent Group, Ltd.	5,513	262,805
Evercore, Inc.	1,627	130,323
Exantas Capital Corp.	7,607	86,492
Farmers National Banc Corp.	2,830	40,978
FB Financial Corp.	1,517	56,963
Federated Investors, Inc.	553	17,923
Fidelity National Financial, Inc.	5,919	262,863
Fifth Third Bancorp	46,930	1,284,943
Financial Institutions, Inc.	1,406	42,433
First American Financial Corp.	4,079	240,702
First BanCorp/Puerto Rico	14,433	144,041
First Bancorp/Southern Pines NC	3,569	128,127
First Bancshares, Inc./The	3,310	106,913
First Busey Corp.	4,275	108,072
First Business Financial Services, Inc.	1,514	36,457
First Choice Bancorp	962	20,510
First Citizens BancShares, Inc./NC	970	457,404
First Community Bankshares, Inc.	655	21,202
First Defiance Financial Corp.	2,151	62,304
First Financial Corp./IN	2,140	93,026
First Financial Northwest, Inc.	200	2,956
First Hawaiian, Inc.	9,139	244,011
First Horizon National Corp.	26,808	434,290
First Interstate BancSystem, Inc.	2,856	114,925
First Merchants Corp.	242	9,108
First Northwest Bancorp	739	12,799
First of Long Island Corp./The	2,243	51,028
FirstCash, Inc.	1,008	92,403
Flagstar Bancorp, Inc.	408	15,239
FNB Corp./PA	26,855	309,638
Franklin Financial Services Corp.	95	3,377
Fulton Financial Corp.	8,208	132,805
Great Ajax Corp.	8,716	135,098
Great Southern Bancorp, Inc.	1,583	90,152
Great Western Bancorp, Inc.	2,561	84,513
Hallmark Financial Services, Inc. (2)	583	11,153
Hancock Whitney Corp.	5,806	222,341
Hanover Insurance Group, Inc./The	332	44,999
HarborOne Bancorp, Inc. (2)	2,270	22,848
Heartland Financial USA, Inc.	559	25,010
Heritage Insurance Holdings, Inc.	752	11,242
Hilltop Holdings, Inc.	7,983	190,714
Home Bancorp, Inc.	349	13,608
HomeStreet, Inc. (2)	492	13,441
Horizon Bancorp, Inc./IN	4,339	75,325
Houlihan Lokey, Inc.	1,248	56,285
Huntington Bancshares, Inc./OH	63,582	907,315
IBERIABANK Corp.	9,074	685,450
Independence Holding Co.	126	4,862
Independent Bank Corp./MI	7,287	155,322
International Bancshares Corp.	8,719	336,728
INTL. FCStone, Inc. (2)	908	37,282
Invesco Mortgage Capital, Inc.	30,621	468,808
Investar Holding Corp.	100	2,380
Investors Bancorp, Inc.	3,209	36,454
JPMorgan Chase & Co. (5)	8,932	1,051,207
Kemper Corp.	1,984	154,653
KeyCorp	49,026	874,624
KKR Real Estate Finance Trust, Inc.	12,686	247,758
Ladder Capital Corp.	14,204	245,303
Ladenburg Thalmann Financial Services, Inc.	7,561	17,920
Lazard, Ltd.	1,799	62,965
Legg Mason, Inc.	422	16,116
Loews Corp.	667	34,337
LPL Financial Holdings, Inc.	1,250	102,375
Luther Burbank Corp.	531	6,016
M&T Bank Corp.	3,480	549,736
Macatawa Bank Corp.	503	5,226
Mackinac Financial Corp.	300	4,638
MainStreet Bancshares, Inc. (2)	88	1,852
MarketAxess Holdings, Inc.	356	116,590
Marlin Business Services Corp.	407	10,252
Medley Management, Inc.	2,483	8,691
Mercantile Bank Corp.	4,121	135,169
Mercury General Corp.	584	32,634
Meridian Bancorp, Inc.	1,600	30,000
Meta Financial Group, Inc.	384	12,522

MFA Financial, Inc.	57,327	421,927
MGIC Investment Corp.	17,386	218,716
Middlefield Banc Corp.	33	1,544
Midland States Bancorp, Inc.	179	4,663
MidWestOne Financial Group, Inc.	1,194	36,441
Moelis & Co.	1,075	35,314
MSCI, Inc.	3,119	679,162
Nasdaq, Inc.	950	94,383
Navient Corp.	5,263	67,366
NewStar Financial Contingent Value Rights (2)(8)	95	0
Nicolet Bankshares, Inc. (2)	1,231	81,948
NMI Holdings, Inc. (2)	3,247	85,266
Northeast Bank	1,346	29,841
Northrim BanCorp, Inc.	2,609	103,499
Norwood Financial Corp.	213	6,733
Ocwen Financial Corp. (2)	5,930	11,148
OFG Bancorp	2,677	58,626
Old Republic International Corp.	18,657	439,745
Old Second Bancorp, Inc.	2,017	24,648
OneMain Holdings, Inc.	4,160	152,589
Oppenheimer Holdings, Inc.	3,382	101,663
Pacific Mercantile Bancorp (2)	721	5,415
Pacific Premier Bancorp, Inc.	933	29,100
Parke Bancorp, Inc.	1,455	32,330
PCB Bancorp	2,077	34,167
PCSB Financial Corp.	1,206	24,108
PennyMac Financial Services, Inc. (2)	3,154	95,819
PennyMac Mortgage Investment Trust	19,520	433,930
Peoples Bancorp of North Carolina, Inc.	143	4,249
People's United Financial, Inc.	2,772	43,340
People's Utah Bancorp	601	17,002
Piper Jaffray Cos.	1,678	126,655
PNC Financial Services Group, Inc./The (5)	4,441	622,451
Popular, Inc.	7,514	406,357
Preferred Bank/Los Angeles CA	122	6,390
Premier Financial Bancorp, Inc.	1,736	29,807
Progressive Corp./The	14,891	1,150,330
Protective Insurance Corp.	751	13,105
Provident Financial Holdings, Inc.	862	17,887
Prudential Financial, Inc.	8,313	747,754
Pzena Investment Management, Inc.	2,767	24,682
Radian Group, Inc.	11,711	267,479
RBB Bancorp	1,200	23,628
Ready Capital Corp.	7,617	121,263
Regional Management Corp. (2)	543	15,291
Regions Financial Corp.	47,459	750,801
Reinsurance Group of America, Inc.	1,981	316,722
Republic Bancorp, Inc./KY	1,357	58,962
Riverview Bancorp, Inc.	823	6,074
S&P Global, Inc.	18	4,410
Safety Insurance Group, Inc.	850	86,131
Sandy Spring Bancorp, Inc.	5,268	177,584
Santander Consumer USA Holdings, Inc.	5,579	142,320
SEI Investments Co.	537	31,820
Select Bancorp, Inc. (2)	1,300	15,080
Selective Insurance Group, Inc.	740	55,641
Shore Bancshares, Inc.	2,057	31,698
Sierra Bancorp	3,644	96,785
Signature Bank/New York NY	1,275	152,006
Silvercrest Asset Management Group, Inc.	899	11,058
Simmons First National Corp.	10,200	253,980
SmartFinancial, Inc. (2)	600	12,498
Southern First Bancshares, Inc. (2)	809	32,239
Southern Missouri Bancorp, Inc.	40	1,457
Southern National Bancorp of Virginia, Inc.	1,908	29,364
Spirit of Texas Bancshares, Inc. (2)	1,314	28,317
Starwood Property Trust, Inc.	5,137	124,418
Stewart Information Services Corp.	3,091	119,900
Stifel Financial Corp.	663	38,043
Stock Yards Bancorp, Inc.	818	30,012
Summit Financial Group, Inc.	1,426	36,506
SunTrust Banks, Inc.	11,139	766,363
Synchrony Financial	14,584	497,169
T Rowe Price Group, Inc.	27	3,085
TCF Financial Corp.	7,439	283,203
TD Ameritrade Holding Corp.	11,002	513,793
Timberland Bancorp, Inc./WA	807	22,193
Tiptree, Inc.	1,725	12,558
TPG RE Finance Trust, Inc.	6,020	119,437

TriCo Bancshares	3,099	112,494
TrustCo Bank Corp. NY	4,849	39,519
Umpqua Holdings Corp.	12,343	203,166
United Community Financial Corp./OH	1,033	11,136
United Security Bancshares/Fresno CA	2,470	25,984
Unity Bancorp, Inc.	1,232	27,289
Univest Financial Corp.	5,816	148,366
US Bancorp	3,082	170,558
Valley National Bancorp	6,942	75,460
Virtus Investment Partners, Inc.	307	33,945
Walker & Dunlop, Inc.	2,264	126,626
Washington Federal, Inc.	3,966	146,702
Washington Trust Bancorp, Inc.	205	9,904
Waterstone Financial, Inc.	1,350	23,193
Wells Fargo & Co. (5)	16,875	851,175
Western Alliance Bancorp	1,129	52,024
World Acceptance Corp. (2)	104	13,261
WSFS Financial Corp.	1,305	57,551

		39,616,929

Healthcare - 11.2%
Abbott Laboratories (5)	4,724	395,257
AbbVie, Inc. (5)	6,785	513,760
ACADIA Pharmaceuticals, Inc. (2)	701	25,229
Accuray, Inc. (2)	4,441	12,302
AcelRx Pharmaceuticals, Inc. (2)	3,197	7,033
Acer Therapeutics, Inc. (2)	1,545	4,929
Achillion Pharmaceuticals, Inc. (2)	1,476	5,314
Aclaris Therapeutics, Inc. (2)	1,275	1,377
Acorda Therapeutics, Inc. (2)	717	2,058
Adamas Pharmaceuticals, Inc. (2)	972	4,972
Addus HomeCare Corp. (2)	144	11,416
ADMA Biologics, Inc. (2)	1,522	6,773
Aduro Biotech, Inc. (2)	2,576	2,731
Adverum Biotechnologies, Inc. (2)	959	5,227
Aeglea BioTherapeutics, Inc. (2)	175	1,346
Aerie Pharmaceuticals, Inc. (2)	1,351	25,966
Affimed NV (2)	571	1,679
Agenus, Inc. (2)	2,769	7,144
AgeX Therapeutics, Inc. (2)	617	1,209
Agilent Technologies, Inc.	1,774	135,942
Akebia Therapeutics, Inc. (2)	1,433	5,617
Akorn, Inc. (2)	2,656	10,093
Albireo Pharma, Inc. (2)	446	8,920
Aldeyra Therapeutics, Inc. (2)	1,681	8,859
Alexion Pharmaceuticals, Inc. (2)	2,986	292,449
Align Technology, Inc. (2)	640	115,789
Alkermes PLC (2)	1,563	30,494
Allakos, Inc. (2)	17	1,337
Allena Pharmaceuticals, Inc. (2)	2,446	9,637
Allergan PLC (5)	1,978	332,878
Allscripts Healthcare Solutions, Inc. (2)	2,007	22,037
Alnylam Pharmaceuticals, Inc. (2)	1,123	90,312
AMAG Pharmaceuticals, Inc. (2)	476	5,498
AmerisourceBergen Corp.	1,466	120,696
Amgen, Inc. (5)	4,369	845,445
Amneal Pharmaceuticals, Inc. (2)	4,997	14,491
AngioDynamics, Inc. (2)	1,501	27,648
ANI Pharmaceuticals, Inc. (2)	20	1,458
Anthem, Inc. (5)	639	153,424
Apellis Pharmaceuticals, Inc. (2)	295	7,107
Applied Genetic Technologies Corp./DE (2)	829	3,449
Aptinyx, Inc. (2)	3,819	13,328
Aquestive Therapeutics, Inc. (2)	4,932	15,684
Aravive, Inc. (2)	1,059	7,943
Arbutus Biopharma Corp. (2)	5,716	8,717
Arcus Biosciences, Inc. (2)	1,211	11,020
Ardelyx, Inc. (2)	784	3,685
Arena Pharmaceuticals, Inc. (2)	267	12,221
ArQule, Inc. (2)	1,001	7,177
Arrowhead Pharmaceuticals, Inc. (2)	497	14,005
Assembly Biosciences, Inc. (2)	998	9,810
Assertio Therapeutics, Inc. (2)	4,631	5,928
Athenex, Inc. (2)	633	7,700
Athersys, Inc. (2)	1,300	1,729
Atrion Corp.	2	1,558
Audentes Therapeutics, Inc. (2)	505	14,185
Avantor, Inc. (2)	7,195	105,767

Avid Bioservices, Inc. (2)	1,001	5,305
Avrobio, Inc. (2)	248	3,502
Baxter International, Inc.	8,686	759,764
Beyondspring, Inc. (2)	80	1,448
Biogen, Inc. (2)(5)	1,828	425,595
Bio-Rad Laboratories, Inc. (2)	137	45,585
Bio-Techne Corp.	188	36,786
Blueprint Medicines Corp. (2)	94	6,906
Bristol-Myers Squibb Co. (5)	10,795	547,414
Brookdale Senior Living, Inc. (2)	330	2,501
Bruker Corp.	2,082	91,462
Calithera Biosciences, Inc. (2)	972	3,003
Calyxt, Inc. (2)	962	5,426
Capital Senior Living Corp. (2)	5,055	22,141
Cardinal Health, Inc.	5,046	238,121
CareDx, Inc. (2)	730	16,505
CASI Pharmaceuticals, Inc. (2)	914	3,053
Catalent, Inc. (2)	2,519	120,056
Celgene Corp. (2)(5)	4,770	473,661
Cellular Biomedicine Group, Inc. (2)	353	5,246
Cerecor, Inc. (2)	2,329	7,662
Cerner Corp.	12,457	849,194
Charles River Laboratories International, Inc. (2)	400	52,948
Checkpoint Therapeutics, Inc. (2)	670	1,668
Chemed Corp.	285	119,007
Chiasma, Inc. (2)	1,000	4,950
Chimerix, Inc. (2)	3,538	8,314
Cidara Therapeutics, Inc. (2)	4,501	8,980
Clovis Oncology, Inc. (2)	582	2,287
Coherus Biosciences, Inc. (2)	474	9,603
Collegium Pharmaceutical, Inc. (2)	652	7,485
Computer Programs & Systems, Inc.	532	12,029
Concert Pharmaceuticals, Inc. (2)	1,011	5,945
CONMED Corp.	396	38,075
Cooper Cos., Inc./The	119	35,343
Corium International Contingent Value Rights (2)(8)	106	0
Corvus Pharmaceuticals, Inc. (2)	2,222	6,688
Covetrus, Inc. (2)	364	4,328
Cross Country Healthcare, Inc. (2)	1,300	13,390
Cue Biopharma, Inc. (2)	590	4,974
Cutera, Inc. (2)	205	5,992
CVS Health Corp.	2,082	131,312
Cymabay Therapeutics, Inc. (2)	404	2,068
Cytokinetics, Inc. (2)	620	7,056
Danaher Corp. (5)	5,083	734,138
Deciphera Pharmaceuticals, Inc. (2)	154	5,227
DENTSPLY SIRONA, Inc.	3,616	192,769
Dermira, Inc. (2)	285	1,821
Dova Pharmaceuticals, Inc. (2)	403	11,264
Eagle Pharmaceuticals, Inc./DE (2)	41	2,319
Edwards Lifesciences Corp. (2)	287	63,114
Eiger BioPharmaceuticals, Inc. (2)	606	6,212
Elanco Animal Health, Inc. (2)	297	7,897
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	2,012	0
Eli Lilly & Co. (5)	4,416	493,841
Eloxx Pharmaceuticals, Inc. (2)	541	2,445
Emergent BioSolutions, Inc. (2)	111	5,803
Enanta Pharmaceuticals, Inc. (2)	350	21,028
Encompass Health Corp.	3,355	212,304
Endo International PLC (2)	7,205	23,128
Endologix, Inc. (2)	5,546	22,018
Ensign Group, Inc./The	430	20,395
Enzo Biochem, Inc. (2)	613	2,207
Exact Sciences Corp. (2)	593	53,589
Exelixis, Inc. (2)	2,018	35,688
EyePoint Pharmaceuticals, Inc. (2)	2,837	5,135
Fate Therapeutics, Inc. (2)	536	8,324
Fennec Pharmaceuticals, Inc. (2)	1,458	7,013
FibroGen, Inc. (2)	530	19,599
Fortress Biotech, Inc. (2)	2,533	3,572
G1 Therapeutics, Inc. (2)	136	3,098
Genomic Health, Inc. (2)	94	6,375
Gilead Sciences, Inc. (5)	11,735	743,764
Global Blood Therapeutics, Inc. (2)	40	1,941
Globus Medical, Inc. (2)	681	34,813
GlycoMimetics, Inc. (2)	878	3,784
Haemonetics Corp. (2)	438	55,249
Harvard Bioscience, Inc. (2)	1,274	3,918
HCA Healthcare, Inc.	5,690	685,190

HealthStream, Inc. (2)	1,613	41,761
Hill-Rom Holdings, Inc.	1,959	206,146
HMS Holdings Corp. (2)	530	18,266
Hologic, Inc. (2)	2,990	150,965
Horizon Therapeutics Plc (2)	875	23,826
Humana, Inc.	2,372	606,449
Idera Pharmaceuticals, Inc. (2)	3,840	11,098
IDEXX Laboratories, Inc. (2)	344	93,544
Immunic, Inc. (2)	145	1,450
ImmunoGen, Inc. (2)	1,613	3,903
Incyte Corp. (2)	604	44,835
Infinity Pharmaceuticals, Inc. (2)	3,488	3,593
Insulet Corp. (2)	321	52,943
Integer Holdings Corp. (2)	717	54,177
Integra LifeSciences Holdings Corp. (2)	104	6,247
Intersect ENT, Inc. (2)	383	6,515
Intra-Cellular Therapies, Inc. (2)	1,145	8,553
Invacare Corp.	182	1,365
Invitae Corp. (2)	1,313	25,302
Iovance Biotherapeutics, Inc. (2)	762	13,868
IQVIA Holdings, Inc. (2)	1,326	198,078
Ironwood Pharmaceuticals, Inc. (2)	1,672	14,354
Jazz Pharmaceuticals PLC (2)	467	59,841
Johnson & Johnson (5)	11,671	1,509,994
Jounce Therapeutics, Inc. (2)	2,647	8,815
Kadmon Holdings, Inc. (2)	2,601	6,555
Kala Pharmaceuticals, Inc. (2)	2,027	7,713
Karyopharm Therapeutics, Inc. (2)	246	2,367
Kezar Life Sciences, Inc. (2)	767	2,516
Kindred Biosciences, Inc. (2)	1,015	6,953
Kura Oncology, Inc. (2)	730	11,074
Lexicon Pharmaceuticals, Inc. (2)	1,152	3,468
LHC Group, Inc. (2)	380	43,153
Liquidia Technologies, Inc. (2)	1,007	3,585
LivaNova PLC (2)	340	25,089
Livongo Health, Inc. (2)	162	2,825
Magellan Health, Inc. (2)	572	35,521
Magenta Therapeutics, Inc. (2)	135	1,385
Mallinckrodt PLC (2)	4,910	11,833
MannKind Corp. (2)	3,572	4,465
Marinus Pharmaceuticals, Inc. (2)	1,713	2,638
Masimo Corp. (2)	1,272	189,261
McKesson Corp.	556	75,983
Medtronic PLC (5)	12,952	1,406,846
MEI Pharma, Inc. (2)	1,212	2,036
MeiraGTx Holdings plc (2)	139	2,217
Melinta Therapeutics, Inc. (2)	1,348	5,136
Menlo Therapeutics, Inc. (2)	614	2,751
Merck & Co., Inc. (5)	17,249	1,452,021
Meridian Bioscience, Inc.	555	5,267
Merit Medical Systems, Inc. (2)	222	6,762
Mersana Therapeutics, Inc. (2)	2,001	3,162
Millendo Therapeutics, Inc. (2)	272	1,934
Minerva Neurosciences, Inc. (2)	2,157	16,717
Mirati Therapeutics, Inc. (2)	148	11,531
Molecular Templates, Inc. (2)	1,098	7,236
Molina Healthcare, Inc. (2)	352	38,621
Momenta Pharmaceuticals, Inc. (2)	524	6,791
Mustang Bio, Inc. (2)	667	2,174
Mylan NV (2)	5,523	109,245
Myriad Genetics, Inc. (2)	590	16,892
NantKwest, Inc. (2)	4,592	5,602
Natera, Inc. (2)	909	29,815
National Research Corp.	62	3,581
Natus Medical, Inc. (2)	1,147	36,520
Neon Therapeutics, Inc. (2)	1,795	3,087
Neos Therapeutics, Inc. (2)	7,568	11,201
Neurocrine Biosciences, Inc. (2)	813	73,259
NewLink Genetics Corp. (2)	6,935	11,027
NextGen Healthcare, Inc. (2)	1,001	15,686
Novavax, Inc. (2)	487	2,445
Ocular Therapeutix, Inc. (2)	1,100	3,344
Odonate Therapeutics, Inc. (2)	216	5,622
Oncocyte Corp. (2)	948	1,991
Oncternal Therapeutics, Inc. (2)	844	4,220
OPKO Health, Inc. (2)	642	1,342
Option Care Health, Inc. (2)	685	2,192
Orthofix Medical, Inc. (2)	579	30,699
Osmotica Pharmaceuticals PLC (2)	1,812	6,958

Otonomy, Inc. (2)	6,571	15,705
Owens & Minor, Inc.	412	2,394
Pacira BioSciences, Inc. (2)	393	14,962
Paratek Pharmaceuticals, Inc. (2)	555	2,398
Perrigo Co. PLC	1,968	109,992
Personalis, Inc. (2)	493	7,235
Pfizer, Inc. (5)	32,875	1,181,199
Phibro Animal Health Corp.	1,481	31,590
Pieris Pharmaceuticals, Inc. (2)	2,895	9,872
PRA Health Sciences, Inc. (2)	672	66,683
Premier, Inc. (2)	1,797	51,969
Principia Biopharma, Inc. (2)	141	3,982
Progenics Pharmaceuticals, Inc. (2)	589	2,977
Protagonist Therapeutics, Inc. (2)	153	1,838
Prothena Corp. PLC (2)	2,677	20,988
PTC Therapeutics, Inc. (2)	643	21,746
Puma Biotechnology, Inc. (2)	1,092	11,755
Quest Diagnostics, Inc.	981	104,996
Quorum Health Corp. (2)	6,069	7,343
Ra Pharmaceuticals, Inc. (2)	411	9,720
Radius Health, Inc. (2)	405	10,429
Recro Pharma, Inc. (2)	795	8,809
Regeneron Pharmaceuticals, Inc. (2)	617	171,156
REGENXBIO, Inc. (2)	355	12,638
Repligen Corp. (2)	17	1,304
ResMed, Inc.	204	27,562
resTORbio, Inc. (2)	323	2,855
Retrophin, Inc. (2)	1,645	19,066
Revance Therapeutics, Inc. (2)	1,043	13,559
Rigel Pharmaceuticals, Inc. (2)	11,941	22,330
Rocket Pharmaceuticals, Inc. (2)	952	11,091
RTI Surgical Holdings, Inc. (2)	1,745	4,973
Sage Therapeutics, Inc. (2)	36	5,050
Sangamo Therapeutics, Inc. (2)	524	4,742
Savara, Inc. (2)	1,169	3,098
scPharmaceuticals, Inc. (2)	693	4,068
SeaSpine Holdings Corp. (2)	1,074	13,114
Seattle Genetics, Inc. (2)	277	23,656
Select Medical Holdings Corp. (2)	499	8,268
Spectrum Pharmaceuticals, Inc. (2)	204	1,692
Spero Therapeutics, Inc. (2)	535	5,671
Spring Bank Pharmaceuticals, Inc. (2)	2,782	9,570
STERIS PLC	414	59,819
Surface Oncology, Inc. (2)	4,752	6,748
Sutro Biopharma, Inc. (2)	289	2,627
Syndax Pharmaceuticals, Inc. (2)	616	4,602
Synlogic, Inc. (2)	2,478	5,675
Syros Pharmaceuticals, Inc. (2)	194	2,014
Tandem Diabetes Care, Inc. (2)	499	29,431
Tenet Healthcare Corp. (2)	944	20,881
Tivity Health, Inc. (2)	11	183
Triple-S Management Corp. (2)	354	4,744
Ultragenyx Pharmaceutical, Inc. (2)	124	5,305
United Therapeutics Corp. (2)	687	54,788
UnitedHealth Group, Inc. (5)	2,989	649,569
UNITY Biotechnology, Inc. (2)	277	1,690
Universal Health Services, Inc.	532	79,135
Unum Therapeutics, Inc. (2)	4,569	6,579
Utah Medical Products, Inc.	16	1,533
Vanda Pharmaceuticals, Inc. (2)	242	3,214
Varian Medical Systems, Inc. (2)	653	77,766
Veeva Systems, Inc. (2)	260	39,699
Vertex Pharmaceuticals, Inc. (2)	3,188	540,111
Voyager Therapeutics, Inc. (2)	882	15,179
West Pharmaceutical Services, Inc.	235	33,328
Xeris Pharmaceuticals, Inc. (2)	1,093	10,744
XOMA Corp. (2)	222	4,376
Zimmer Biomet Holdings, Inc.	3,760	516,135
Zoetis, Inc.	4,432	552,183
Zynerba Pharmaceuticals, Inc. (2)	507	3,833

		22,915,657

Industrials - 11.4%
ACCO Brands Corp.	2,569	25,356
AGCO Corp.	2,220	168,054
Aircastle, Ltd.	884	19,828
Albany International Corp.	388	34,982
Allison Transmission Holdings, Inc.	7,395	347,935

American Woodmark Corp. (2)	391	34,764
Applied Industrial Technologies, Inc.	221	12,553
Aqua Metals, Inc. (2)	7,786	13,236
ARC Document Solutions, Inc. (2)	3,057	4,158
Armstrong Flooring, Inc. (2)	2,078	13,278
Armstrong World Industries, Inc.	2,693	260,413
Astronics Corp. (2)	141	4,143
Atkore International Group, Inc. (2)	1,389	42,156
AZZ, Inc.	946	41,208
Barnes Group, Inc.	239	12,318
Barrett Business Services, Inc.	358	31,798
BG Staffing, Inc.	182	3,478
Bloom Energy Corp. (2)	778	2,529
Blue Bird Corp. (2)	131	2,494
BMC Stock Holdings, Inc. (2)	2,777	72,702
Boeing Co./The (5)	246	93,596
Brady Corp.	240	12,732
Builders FirstSource, Inc. (2)	3,200	65,840
Carlisle Cos., Inc.	379	55,160
Casella Waste Systems, Inc. (2)	759	32,591
Caterpillar, Inc.	2,900	366,299
Charah Solutions, Inc. (2)	800	1,696
Cintas Corp.	1,169	313,409
Clean Harbors, Inc. (2)	149	11,503
Comfort Systems USA, Inc.	1,928	85,275
Commercial Vehicle Group, Inc. (2)	2,992	21,572
Construction Partners, Inc. (2)	306	4,767
Copart, Inc. (2)	3,259	261,795
CoStar Group, Inc. (2)	346	205,247
CRA International, Inc.	526	22,076
Crane Co.	2,149	173,274
CSW Industrials, Inc.	465	32,099
CSX Corp. (5)	9,460	655,294
Cummins, Inc.	3,721	605,295
Daseke, Inc. (2)	1,769	4,423
Delta Air Lines, Inc.	4,793	276,077
Deluxe Corp.	2,012	98,910
Donaldson Co., Inc.	878	45,726
Dover Corp.	1,075	107,027
Ducommun, Inc. (2)	245	10,388
DXP Enterprises, Inc./TX (2)	188	6,527
Eastern Co./The	66	1,638
Eaton Corp. PLC	9,859	819,776
EMCOR Group, Inc.	1,765	152,002
Emerson Electric Co.	13,127	877,671
Encore Wire Corp.	251	14,126
Energous Corp. (2)	879	2,914
EnerSys	486	32,047
ESCO Technologies, Inc.	129	10,263
Expeditors International of Washington, Inc.	425	31,573
Fastenal Co.	2,548	83,243
Federal Signal Corp.	2,017	66,037
Fortune Brands Home & Security, Inc.	2,220	121,434
Forward Air Corp.	122	7,774
Foundation Building Materials, Inc. (2)	1,828	28,316
FTI Consulting, Inc. (2)	101	10,705
Generac Holdings, Inc. (2)	306	23,972
GMS, Inc. (2)	931	26,738
Gorman-Rupp Co./The	335	11,655
Graco, Inc.	5,976	275,135
Great Lakes Dredge & Dock Corp. (2)	154	1,609
H&E Equipment Services, Inc.	46	1,328
HD Supply Holdings, Inc. (2)	3,481	136,368
Heartland Express, Inc.	616	13,250
HEICO Corp.	854	106,648
Heidrick & Struggles International, Inc.	439	11,985
Herman Miller, Inc.	407	18,759
Hillenbrand, Inc.	1,324	40,885
HNI Corp.	206	7,313
Hub Group, Inc. (2)	359	16,694
Hubbell, Inc.	1,159	152,293
Huntington Ingalls Industries, Inc.	1,042	220,685
Hurco Cos., Inc.	313	10,069
Huron Consulting Group, Inc. (2)	239	14,660
IAA, Inc. (2)	2,421	101,028
ICF International, Inc.	687	58,031
IDEX Corp.	466	76,368
Illinois Tool Works, Inc.	125	19,561
Ingersoll-Rand PLC	9,948	1,225,693

ITT, Inc.	4,999	305,889
Jacobs Engineering Group, Inc.	2,359	215,849
Johnson Controls International plc	6,270	275,190
Kadant, Inc.	113	9,920
Kansas City Southern	1,336	177,701
Kelly Services, Inc.	2,771	67,114
Kimball International, Inc.	4,543	87,680
Knoll, Inc.	2,330	59,066
Korn Ferry	1,748	67,543
L3Harris Technologies, Inc.	1,134	236,598
Landstar System, Inc.	2,676	301,264
Lawson Products, Inc./DE (2)	177	6,855
LB Foster Co. (2)	453	9,817
Lincoln Electric Holdings, Inc.	1,513	131,268
Lockheed Martin Corp.	479	186,839
LSC Communications, Inc.	3,070	4,237
LSI Industries, Inc.	1,181	6,165
Luxfer Holdings PLC	340	5,297
ManpowerGroup, Inc.	2,549	214,728
Marten Transport, Ltd.	656	13,632
Masco Corp.	7,068	294,594
Masonite International Corp. (2)	1,216	70,528
Matson, Inc.	1,450	54,390
Maxar Technologies, Inc.	271	2,060
McGrath RentCorp	715	49,757
Mercury Systems, Inc. (2)	50	4,059
Meritor, Inc. (2)	1,943	35,946
Mesa Air Group, Inc. (2)	1,559	10,515
Miller Industries, Inc./TN	724	24,109
Moog, Inc.	645	52,322
MSC Industrial Direct Co., Inc.	1,901	137,880
Mueller Industries, Inc.	1,949	55,897
Mueller Water Products, Inc.	3,477	39,081
MYR Group, Inc. (2)	1,027	32,135
Navistar International Corp. (2)	662	18,609
NL Industries, Inc. (2)	477	1,794
Norfolk Southern Corp.	5,432	975,913
Northrop Grumman Corp.	354	132,676
nVent Electric PLC	64	1,411
Old Dominion Freight Line, Inc.	954	162,151
Oshkosh Corp.	3,877	293,877
Owens Corning	2,229	140,873
PACCAR, Inc.	12,692	888,567
Parker-Hannifin Corp.	5,040	910,274
Park-Ohio Holdings Corp.	648	19,349
Parsons Corp. (2)	1,561	51,482
Patrick Industries, Inc. (2)	1,621	69,508
PICO Holdings, Inc. (2)	1,060	10,695
Powell Industries, Inc.	153	5,990
Primoris Services Corp.	2,086	40,906
Quad/Graphics, Inc.	806	8,471
Quanex Building Products Corp.	2,160	39,053
Quanta Services, Inc.	7,589	286,864
Radiant Logistics, Inc. (2)	2,651	13,706
Raytheon Co.	2,541	498,519
Regal Beloit Corp.	131	9,543
Resideo Technologies, Inc. (2)	97	1,392
Resources Connection, Inc.	338	5,743
RR Donnelley & Sons Co.	2,771	10,447
Rush Enterprises, Inc.	1,514	58,410
Safe Bulkers, Inc. (2)	6,481	11,342
Scorpio Bulkers, Inc.	1,653	10,050
SkyWest, Inc.	646	37,080
Southwest Airlines Co.	17,047	920,708
SP Plus Corp. (2)	590	21,830
Spirit AeroSystems Holdings, Inc.	2,662	218,923
Standex International Corp.	118	8,607
Steelcase, Inc.	2,149	39,542
Sterling Construction Co., Inc. (2)	1,829	24,051
Teledyne Technologies, Inc. (2)	597	192,228
Textron, Inc.	5,037	246,612
Thermon Group Holdings, Inc. (2)	1,701	39,089
Timken Co./The	2,134	92,850
Titan Machinery, Inc. (2)	465	6,668
Toro Co./The	4,711	345,316
TriMas Corp. (2)	2,101	64,396
Triton International, Ltd./Bermuda	2,831	95,801
TrueBlue, Inc. (2)	2,507	52,898
UniFirst Corp./MA	368	71,804

Union Pacific Corp. (5)	8,198	1,327,912
United Airlines Holdings, Inc. (2)	4,066	359,475
United Rentals, Inc. (2)	1,128	140,594
Universal Forest Products, Inc.	1,199	47,816
Universal Logistics Holdings, Inc.	709	16,506
Valmont Industries, Inc.	652	90,263
Vectrus, Inc. (2)	504	20,488
Viad Corp.	249	16,720
Wabash National Corp.	3,813	55,327
Waste Management, Inc.	7,889	907,235
Watsco, Inc.	620	104,892
WESCO International, Inc. (2)	5,274	251,939
WW Grainger, Inc.	136	40,412

		23,327,749

Information Technology - 18.8%
A10 Networks, Inc. (2)	2,845	19,744
Accenture PLC (5)	5,301	1,019,647
ACI Worldwide, Inc. (2)	601	18,826
ACM Research, Inc. (2)	146	2,024
Adobe, Inc. (2)(5)	4,452	1,229,865
ADTRAN, Inc.	367	4,164
Advanced Energy Industries, Inc. (2)	826	47,421
Advanced Micro Devices, Inc. (2)	67	1,942
Agilysys, Inc. (2)	183	4,687
Akamai Technologies, Inc. (2)	95	8,681
ALJ Regional Holdings, Inc. (2)	940	1,307
Alliance Data Systems Corp.	610	78,159
Alteryx, Inc. (2)	93	9,991
Amdocs, Ltd.	1,057	69,878
American Software, Inc./GA	225	3,380
Amkor Technology, Inc. (2)	11,562	105,214
Anixter International, Inc. (2)	503	34,767
ANSYS, Inc. (2)	1,555	344,215
Apple, Inc. (5)	20,371	4,562,493
Applied Materials, Inc.	10,874	542,613
Arista Networks, Inc. (2)	135	32,254
Arlo Technologies, Inc. (2)	396	1,350
Arrow Electronics, Inc. (2)	2,395	178,619
Aspen Technology, Inc. (2)	1,597	196,559
AstroNova, Inc.	722	11,675
Atlassian Corp. PLC (2)	298	37,381
Autodesk, Inc. (2)	1,758	259,657
Avaya Holdings Corp. (2)	3,989	40,807
Avid Technology, Inc. (2)	979	6,060
Avnet, Inc.	4,145	184,390
Axcelis Technologies, Inc. (2)	609	10,408
Bel Fuse, Inc.	408	6,132
Benchmark Electronics, Inc.	4,105	119,291
Black Knight, Inc. (2)	607	37,063
Booz Allen Hamilton Holding Corp.	3,954	280,813
Bottomline Technologies DE, Inc. (2)	562	22,115
Broadcom, Inc. (5)	1,945	536,956
Broadridge Financial Solutions, Inc.	1,210	150,560
CACI International, Inc. - Class A (2)	520	120,255
Cadence Design Systems, Inc. (2)	7,914	522,957
Cambium Networks Corp. (2)	443	4,297
Cass Information Systems, Inc.	302	16,305
CDK Global, Inc.	5,740	276,037
CDW Corp./DE	1,238	152,571
ChannelAdvisor Corp. (2)	1,838	17,149
Ciena Corp. (2)	2,110	82,775
Cirrus Logic, Inc. (2)	596	31,934
Cisco Systems, Inc. (5)	34,253	1,692,441
Cision, Ltd. (2)	8,386	64,488
Citrix Systems, Inc.	3,100	299,212
CommScope Holding Co., Inc. (2)	181	2,129
CommVault Systems, Inc. (2)	1,986	88,794
Comtech Telecommunications Corp.	1,794	58,305
Conduent, Inc. (2)	677	4,211
Cornerstone OnDemand, Inc. (2)	2,582	141,545
Corning, Inc.	4,075	116,219
CPI Card Group, Inc. (2)	2,309	5,980
DASAN Zhone Solutions, Inc. (2)	336	3,078
Dell Technologies, Inc. - Class C (2)	4,199	217,760
Digi International, Inc. (2)	1,640	22,337
Diodes, Inc. (2)	926	37,179
Dolby Laboratories, Inc.	1,438	92,952

DXC Technology Co.	8,629	254,556
Dynatrace, Inc. (2)	3,452	64,449
Ebix, Inc.	287	12,083
EchoStar Corp. (2)	1,994	79,002
Endurance International Group Holdings, Inc. (2)	1,491	5,591
Enphase Energy, Inc. (2)	147	3,268
Entegris, Inc.	1,534	72,190
EPAM Systems, Inc. (2)	327	59,619
ePlus, Inc. (2)	195	14,838
EVERTEC, Inc.	905	28,254
Extreme Networks, Inc. (2)	1,518	11,043
F5 Networks, Inc. (2)	2,018	283,368
Fabrinet (2)	891	46,599
Fair Isaac Corp. (2)	507	153,885
FLIR Systems, Inc.	758	39,863
Fortinet, Inc. (2)	1,516	116,368
Hackett Group, Inc./The	1,154	18,995
Harmonic, Inc. (2)	772	5,080
Hewlett Packard Enterprise Co.	39,839	604,358
HP, Inc.	41,395	783,193
I3 Verticals, Inc. (2)	376	7,565
Ichor Holdings, Ltd. (2)	349	8,439
Ideanomics, Inc. (2)	1,177	1,771
Information Services Group, Inc. (2)	3,086	7,669
Insight Enterprises, Inc. (2)	1,266	70,504
Intel Corp. (5)	21,592	1,112,636
InterDigital, Inc.	476	24,976
Internap Corp. (2)	4,990	12,874
International Business Machines Corp. (5)	6,260	910,329
Intevac, Inc. (2)	616	3,228
Intuit, Inc.	5,085	1,352,305
Itron, Inc. (2)	445	32,912
j2 Global, Inc.	1,392	126,421
Jabil, Inc.	4,591	164,220
Juniper Networks, Inc.	15,889	393,253
KBR, Inc.	1,631	40,025
KEMET Corp.	606	11,017
Keysight Technologies, Inc. (2)	2,167	210,741
KLA Corp.	2,077	331,178
Lam Research Corp.	1,753	405,136
Lattice Semiconductor Corp. (2)	188	3,438
Leidos Holdings, Inc.	4,790	411,365
LogMeIn, Inc.	3,013	213,802
Lumentum Holdings, Inc. (2)	97	5,195
Majesco (2)	182	1,536
Manhattan Associates, Inc. (2)	121	9,761
ManTech International Corp./VA	358	25,565
Mastercard, Inc. (5)	5,957	1,617,742
Maxim Integrated Products, Inc.	7,370	426,797
MAXIMUS, Inc.	1,225	94,644
Methode Electronics, Inc.	65	2,187
Micron Technology, Inc. (2)	13,679	586,145
Microsoft Corp. (5)	34,354	4,776,237
MicroStrategy, Inc. (2)	457	67,805
Mitek Systems, Inc. (2)	789	7,614
MKS Instruments, Inc.	65	5,998
MobileIron, Inc. (2)	3,389	22,181
Model N, Inc. (2)	680	18,877
MoneyGram International, Inc. (2)	892	3,550
Motorola Solutions, Inc.	1,506	256,637
MTS Systems Corp.	470	25,968
Nanometrics, Inc. (2)	109	3,556
National Instruments Corp.	2,933	123,157
NCR Corp. (2)	478	15,086
NIC, Inc.	831	17,160
Novanta, Inc. (2)	181	14,791
Nuance Communications, Inc. (2)	15,663	255,464
ON Semiconductor Corp. (2)	4,540	87,213
Oracle Corp. (5)	17,518	964,016
OSI Systems, Inc. (2)	201	20,414
Paycom Software, Inc. (2)	639	133,864
Paylocity Holding Corp. (2)	339	33,080
PC Connection, Inc.	82	3,190
Perspecta, Inc.	3,626	94,711
PFSweb, Inc. (2)	1,450	3,611
Photronics, Inc. (2)	1,812	19,715
Phunware, Inc. (2)	835	1,202
Progress Software Corp.	2,536	96,520
QAD, Inc.	47	2,170

Qorvo, Inc. (2)	1,724	127,817
QUALCOMM, Inc.	5,295	403,903
Rogers Corp. (2)	143	19,550
Rudolph Technologies, Inc. (2)	752	19,823
Sabre Corp.	1,052	23,560
salesforce.com, Inc. (2)	610	90,548
Sanmina Corp. (2)	1,460	46,881
ScanSource, Inc. (2)	1,117	34,124
Science Applications International Corp.	1,053	91,980
Semtech Corp. (2)	1,539	74,811
Skyworks Solutions, Inc.	3,274	259,465
SMART Global Holdings, Inc. (2)	754	19,212
SolarWinds Corp. (2)	2,606	48,081
Sonim Technologies, Inc. (2)	622	1,822
SPS Commerce, Inc. (2)	534	25,135
SS&C Technologies Holdings, Inc.	4,067	209,735
Sykes Enterprises, Inc. (2)	1,052	32,233
Symantec Corp.	12,613	298,045
Synchronoss Technologies, Inc. (2)	1,356	7,322
SYNNEX Corp.	197	22,241
Synopsys, Inc. (2)	3,754	515,237
Tech Data Corp. (2)	914	95,275
Telenav, Inc. (2)	2,093	10,005
Teradata Corp. (2)	365	11,315
Teradyne, Inc.	2,951	170,892
TESSCO Technologies, Inc.	248	3,564
Texas Instruments, Inc. (5)	10,448	1,350,300
TiVo Corp.	4,965	37,808
Trade Desk, Inc./The (2)	240	45,012
Twilio, Inc. (2)	47	5,168
Ubiquiti, Inc.	131	15,492
Ultra Clean Holdings, Inc. (2)	395	5,781
Unisys Corp. (2)	3,779	28,078
Universal Display Corp.	360	60,444
Varonis Systems, Inc. (2)	136	8,130
Verint Systems, Inc. (2)	1,403	60,020
Veritone, Inc. (2)	3,991	14,248
Viavi Solutions, Inc. (2)	10,074	141,086
Visa, Inc.	3,082	530,135
Vishay Precision Group, Inc. (2)	887	29,040
VMware, Inc.	1,132	169,868
Western Digital Corp.	1,006	59,998
Workiva, Inc. (2)	910	39,885
Xerox Holdings Corp.	5,936	177,546
Xilinx, Inc.	2,239	214,720
Xperi Corp.	786	16,254
Zebra Technologies Corp. - Class A (2)	368	75,944
Zendesk, Inc. (2)	130	9,474
Zscaler, Inc. (2)	428	20,227

		38,425,017

Materials - 3.2%
Air Products & Chemicals, Inc.	2,180	483,655
AK Steel Holding Corp. (2)	5,137	11,661
Amyris, Inc. (2)	583	2,775
Avery Dennison Corp.	542	61,555
Balchem Corp.	207	20,532
Cabot Corp.	1,049	47,541
Celanese Corp.	788	96,365
CF Industries Holdings, Inc.	2,582	127,034
Chemours Co./The	90	1,345
Coeur Mining, Inc. (2)	936	4,502
Dow, Inc.	3,765	179,402
Eagle Materials, Inc.	804	72,368
Eastman Chemical Co.	7,351	542,724
Ecolab, Inc.	3,185	630,757
FutureFuel Corp.	957	11,427
Hawkins, Inc.	171	7,268
Huntsman Corp.	3,690	85,829
Ingevity Corp. (2)	16	1,357
Innophos Holdings, Inc.	387	12,562
Innospec, Inc.	773	68,905
International Paper Co.	17,551	733,983
Kaiser Aluminum Corp.	118	11,678
Kraton Corp. (2)	634	20,472
Louisiana-Pacific Corp.	630	15,485
LSB Industries, Inc. (2)	407	2,108
LyondellBasell Industries NV	10,534	942,477

Martin Marietta Materials, Inc.	117	32,070
Materion Corp.	487	29,882
Minerals Technologies, Inc.	679	36,048
Newmont Goldcorp Corp.	1,819	68,976
Nucor Corp.	5,677	289,016
Olin Corp.	3,541	66,288
Olympic Steel, Inc.	708	10,195
Orion Engineered Carbons SA	525	8,773
Owens-Illinois, Inc.	5,959	61,199
Packaging Corp. of America	1,107	117,453
PolyOne Corp.	2,012	65,692
PPG Industries, Inc.	2,989	354,226
Quaker Chemical Corp.	61	9,647
Rayonier Advanced Materials, Inc.	1,121	4,854
Reliance Steel & Aluminum Co.	2,407	239,882
Royal Gold, Inc.	567	69,860
RPM International, Inc.	2,400	165,144
Ryerson Holding Corp. (2)	688	5,869
Schnitzer Steel Industries, Inc.	287	5,929
Steel Dynamics, Inc.	4,897	145,931
Stepan Co.	409	39,698
SunCoke Energy, Inc. (2)	960	5,414
Tredegar Corp.	1,809	35,312
Trinseo SA	1,144	49,135
UFP Technologies, Inc. (2)	175	6,755
United States Lime & Minerals, Inc.	243	18,590
US Concrete, Inc. (2)	53	2,930
Valvoline, Inc.	3,637	80,123
Westrock Co.	6,317	230,255

		6,450,913

Real Estate Investment Trust - 3.7%
Alexander & Baldwin, Inc.	208	5,098
American Homes 4 Rent	5,331	138,020
American Tower Corp.	2,595	573,832
Apple Hospitality REIT, Inc.	298	4,941
Ashford Hospitality Trust, Inc.	7,255	24,014
AvalonBay Communities, Inc.	63	13,566
Bluerock Residential Growth REIT, Inc.	1,796	21,139
Brixmor Property Group, Inc.	534	10,835
Brookfield Property Partners LP	464	9,419
Camden Property Trust	400	44,404
CatchMark Timber Trust, Inc.	12,317	131,422
CBL & Associates Properties, Inc.	4,802	6,195
Cedar Realty Trust, Inc.	1,156	3,468
Clipper Realty, Inc.	883	8,998
Colony Capital, Inc.	10,948	65,907
CoreCivic, Inc.	1,219	21,064
CorePoint Lodging, Inc.	4,226	42,725
CubeSmart	2,071	72,278
CyrusOne, Inc.	570	45,087
EastGroup Properties, Inc.	282	35,256
Empire State Realty Trust, Inc.	694	9,903
Essex Property Trust, Inc.	3,312	1,081,865
Farmland Partners, Inc.	1,537	10,267
Forestar Group, Inc. (2)	591	10,803
Front Yard Residential Corp.	2,518	29,108
Gaming and Leisure Properties, Inc.	1,067	40,802
GEO Group, Inc./The	1,082	18,762
Hersha Hospitality Trust	1,594	23,719
Highwoods Properties, Inc.	3,417	153,560
Host Hotels & Resorts, Inc.	14,338	247,904
Hudson Pacific Properties, Inc.	3,219	107,708
Industrial Logistics Properties Trust	404	8,585
Kilroy Realty Corp.	2,570	200,177
Kite Realty Group Trust	4,106	66,312
Lamar Advertising Co.	1,758	144,033
Lexington Realty Trust	5,018	51,435
Liberty Property Trust	234	12,011
Macerich Co./The	2,386	75,374
Maui Land & Pineapple Co., Inc. (2)	470	5,114
National Storage Affiliates Trust	896	29,900
New Senior Investment Group, Inc.	10,168	67,922
Newmark Group, Inc.	1,353	12,258
NexPoint Residential Trust, Inc.	118	5,518
Office Properties, Income Trust	2,122	65,018
Omega Healthcare Investors, Inc.	402	16,800
Pennsylvania Real Estate Investment Trust (3)	5,225	29,887

Piedmont Office Realty Trust, Inc.		7,550	157,644
Preferred Apartment Communities, Inc.		186	2,688
PS Business Parks, Inc.		1,149	209,061
Public Storage		1,271	311,738
Rayonier, Inc.		5,919	166,916
RE/MAX Holdings, Inc.		262	8,426
Realogy Holdings Corp.		1,587	10,601
Redfin Corp. (2)		1,201	20,225
Retail Properties of America, Inc.		8,081	99,558
RLJ Lodging Trust		563	9,565
SBA Communications Corp.		506	122,022
Senior Housing Properties Trust		678	6,275
Service Properties Trust		4,231	109,117
Simon Property Group, Inc.		6,242	971,567
SITE Centers Corp.		1,975	29,842
Spirit MTA REIT		8,456	71,369
STORE Capital Corp.		2,374	88,811
Summit Hotel Properties, Inc.		618	7,169
Tanger Factory Outlet Centers, Inc.		4,365	67,570
Trinity Place Holdings, Inc. (2)		3,358	13,432
UDR, Inc.		21,891	1,061,276
Uniti Group, Inc.		200	1,553
Urstadt Biddle Properties, Inc.		2,121	50,268
VEREIT, Inc.		12,425	121,517
Washington Prime Group, Inc.		469	1,942
Xenia Hotels & Resorts, Inc.		4,927	104,058

			7,626,623
Utilities - 4.8%
AES Corp./VA		13,270	216,832
Ameren Corp.		6,231	498,792
American States Water Co.		1,482	133,173
American Water Works Co., Inc.		6,866	852,963
Artesian Resources Corp.		295	10,915
Atlantic Power Corp. (2)		14,437	33,783
Atmos Energy Corp.		4,819	548,836
Avista Corp.		622	30,130
California Water Service Group		913	48,325
Chesapeake Utilities Corp.		800	76,256
Consolidated Edison, Inc.		5,377	507,965
Consolidated Water Co., Ltd.		1,054	17,380
DTE Energy Co.		4,134	549,657
Evergy, Inc.		7,411	493,276
Exelon Corp.		15,362	742,138
IDACORP, Inc. (2)		1,372	154,583
MDU Resources Group, Inc.		1,238	34,899
MGE Energy, Inc.		1,701	135,859
Middlesex Water Co.		108	7,016
National Fuel Gas Co.		980	45,982
NorthWestern Corp.		12,079	906,529
NRG Energy, Inc.		9,144	362,102
OGE Energy Corp.		2,998	136,049
ONE Gas, Inc.		3,229	310,339
Otter Tail Corp.		1,508	81,055
PG&E Corp. (2)		913	9,130
Pinnacle West Capital Corp.		2,629	255,197
Portland General Electric Co.		17,001	958,346
Public Service Enterprise Group, Inc.		986	61,211
SJW Group		1,194	81,538
Southwest Gas Holdings, Inc.		3,395	309,081
Spark Energy, Inc.		1,011	10,666
Spire, Inc.		1,145	99,890
TerraForm Power, Inc.		372	6,780
UGI Corp.		13,493	678,293
Unitil Corp.		1,208	76,636
Vistra Energy Corp.		9,608	256,794

			9,738,396

Total Common Stocks - Long	(Cost	$173,115,921)	198,797,215

Money Market Registered Investment Companies - 0.5%

Meeder Institutional Prime Money Market Fund, 2.07% (6)		1,125,746	1,125,858
Morgan Stanley Government Institutional Fund, 1.85% (4)		78,504	78,504

Total Money Market Registered Investment Companies	(Cost	$1,204,356)	1,204,362

Total Investments - Long - 97.7%	(Cost	$174,320,277)	200,001,577

Total Securities Sold Short - (33.6%)	(Proceeds Received	$70,198,912)	(68,734,582)

Other Assets less Liabilities - 35.9%			73,387,951

Total Net Assets - 100.0%			204,654,946

Common Stocks - Short - (33.6%)

Communication Services - (0.7%)
AMC Networks, Inc. (2)		(3,367)	(165,522)
Boingo Wireless, Inc. (2)		(994)	(11,033)
Boston Omaha Corp. (2)		(700)	(13,881)
Cargurus, Inc. (2)		(2,602)	(80,532)
Daily Journal Corp. (2)		(73)	(18,072)
DHI Group, Inc. (2)		(526)	(2,025)
Discovery, Inc. (2)		(1,276)	(33,980)
Eventbrite, Inc. (2)		(443)	(7,846)
GCI Liberty, Inc. - Class A (2)		(1,272)	(78,953)
IDT Corp. (2)		(524)	(5,518)
Liberty Broadband Corp. - Class C (2)		(2,178)	(227,971)
Madison Square Garden Co./The (2)		(166)	(43,744)
Netflix, Inc. (2)		(1,211)	(324,088)
New York Times Co./The		(870)	(24,778)
Omnicom Group, Inc.		(1,196)	(93,647)
TripAdvisor, Inc. (2)		(4,274)	(165,318)
World Wrestling Entertainment, Inc.		(397)	(28,247)
Zillow Group, Inc. (2)		(2,260)	(67,393)

			(1,392,548)

Consumer Discretionary - (1.8%)
Adient PLC		(174)	(3,995)
Aptiv PLC		(1,954)	(170,819)
At Home Group, Inc. (2)		(451)	(4,339)
AutoNation, Inc. (2)		(603)	(30,572)
Bluegreen Vacations Corp.		(593)	(5,527)
Caesars Entertainment Corp. (2)		(5,327)	(62,113)
Callaway Golf Co.		(498)	(9,666)
CarMax, Inc. (2)		(1,619)	(142,472)
Carvana Co. (2)		(339)	(22,374)
Century Communities, Inc. (2)		(1,560)	(47,783)
Chegg, Inc. (2)		(4,168)	(124,832)
Conn's, Inc. (2)		(811)	(20,161)
Cooper Tire & Rubber Co.		(56)	(1,463)
Dorman Products, Inc. (2)		(664)	(52,815)
Drive Shack, Inc. (2)		(3,219)	(13,874)
Eldorado Resorts, Inc. (2)		(271)	(10,805)
Floor & Decor Holdings, Inc. (2)		(213)	(10,895)
Fossil Group, Inc. (2)		(416)	(5,204)
Goodyear Tire & Rubber Co./The		(272)	(3,918)
GoPro, Inc. (2)		(4,115)	(21,336)
GrubHub, Inc. (2)		(589)	(33,108)
Guess?, Inc.		(673)	(12,471)
International Speedway Corp.		(476)	(21,425)
iRobot Corp. (2)		(610)	(37,619)
LGI Homes, Inc. (2)		(643)	(53,575)
Liquidity Services, Inc. (2)		(542)	(4,011)
MarineMax, Inc. (2)		(1,043)	(16,146)
Marriott Vacations Worldwide Corp.		(328)	(33,984)
Mattel, Inc. (2)		(3,659)	(41,676)
Motorcar Parts of America, Inc. (2)		(1,530)	(25,857)
Newell Brands, Inc.		(1,649)	(30,869)
Noodles & Co. (2)		(862)	(4,879)
OneSpaWorld Holdings, Ltd. (2)		(7,621)	(118,354)
Oxford Industries, Inc.		(1,253)	(89,840)
Papa John's International, Inc.		(167)	(8,742)
Party City Holdco, Inc. (2)		(604)	(3,449)
Penske Automotive Group, Inc.		(5,661)	(267,652)
Quotient Technology, Inc. (2)		(171)	(1,337)
Red Lion Hotels Corp. (2)		(1,094)	(7,089)
Rubicon Project, Inc./The (2)		(412)	(3,589)
Scientific Games Corp. (2)		(793)	(16,138)
Service Corp. International/US		(1,443)	(68,990)
Shoe Carnival, Inc.		(80)	(2,593)
Sotheby's (2)		(817)	(46,553)
Tenneco, Inc.		(490)	(6,135)

Tesla, Inc. (2)	(4,353)	(1,048,507)
Tiffany & Co.	(76)	(7,040)
Tile Shop Holdings, Inc.	(545)	(1,739)
Under Armour, Inc. - Class A (2)	(9,347)	(186,379)
Unifi, Inc. (2)	(98)	(2,148)
VF Corp.	(6,808)	(605,844)
Visteon Corp. (2)	(539)	(44,489)

		(3,617,190)

Consumer Staples - (0.8%)
Altria Group, Inc.	(5,832)	(238,529)
Andersons, Inc./The	(1,714)	(38,445)
Calavo Growers, Inc.	(777)	(73,955)
Cal-Maine Foods, Inc.	(4,679)	(186,949)
Conagra Brands, Inc.	(872)	(26,753)
Darling Ingredients, Inc. (2)	(2,172)	(41,550)
Energizer Holdings, Inc.	(1,321)	(57,569)
Freshpet, Inc. (2)	(192)	(9,556)
Hain Celestial Group, Inc./The (2)	(1,933)	(41,511)
Kraft Heinz Co./The	(11,926)	(333,153)
Landec Corp. (2)	(1,727)	(18,772)
Limoneira Co.	(2,105)	(38,648)
MGP Ingredients, Inc.	(285)	(14,159)
Sanderson Farms, Inc.	(25)	(3,783)
Seaboard Corp.	(18)	(78,750)
Tootsie Roll Industries, Inc.	(4,710)	(174,929)
Vector Group, Ltd.	(1,777)	(21,164)
WD-40 Co.	(715)	(131,231)
Weis Markets, Inc.	(554)	(21,130)

		(1,550,536)

Energy - (0.3%)
Antero Resources Corp. (2)	(5,213)	(15,743)
Callon Petroleum Co. (2)	(3,583)	(15,550)
Diamond Offshore Drilling, Inc. (2)	(988)	(5,493)
Diamond S Shipping, Inc. (2)	(1,705)	(18,789)
Frank's International NV (2)	(1,063)	(5,049)
Golar LNG, Ltd.	(656)	(8,521)
HighPoint Resources Corp. (2)	(6,755)	(10,740)
Jagged Peak Energy, Inc. (2)	(618)	(4,487)
Magnolia Oil & Gas Corp. (2)	(17,918)	(198,890)
Matador Resources Co. (2)	(1,024)	(16,927)
McDermott International, Inc. (2)	(4)	(8)
NACCO Industries, Inc.	(148)	(9,459)
National Oilwell Varco, Inc.	(1,785)	(37,842)
Newpark Resources, Inc. (2)	(3,149)	(23,995)
Oasis Petroleum, Inc. (2)	(1,654)	(5,723)
Panhandle Oil and Gas, Inc.	(349)	(4,879)
Parker Drilling Co. (2)	(594)	(11,238)
Penn Virginia Corp. (2)	(161)	(4,680)
Ring Energy, Inc. (2)	(6,758)	(11,083)
Ship Finance International, Ltd.	(1,799)	(25,258)
Targa Resources Corp.	(2,980)	(119,707)
Tellurian, Inc. (2)	(554)	(4,607)
Tidewater, Inc. (2)	(313)	(4,729)
Whiting Petroleum Corp. (2)	(213)	(1,710)

		(565,107)

Financials - (12.6%)
AGNC Investment Corp.	(57,779)	(929,664)
Allegiance Bancshares, Inc. (2)	(3,618)	(116,102)
Amalgamated Bank	(347)	(5,559)
Ambac Financial Group, Inc. (2)	(5,259)	(102,813)
Amerant Bancorp, Inc. (2)	(266)	(5,578)
Ameris Bancorp	(2,436)	(98,025)
Annaly Capital Management, Inc.	(116,143)	(1,022,058)
Arlington Asset Investment Corp.	(6,135)	(33,681)
ARMOUR Residential REIT, Inc.	(18,775)	(314,481)
Axos Financial, Inc. (2)	(3,713)	(102,664)
Banc of California, Inc.	(9,687)	(136,974)
Bank of Hawaii Corp.	(3,412)	(293,193)
Bank of NT Butterfield & Son, Ltd./The	(1,360)	(40,310)
Bank of Princeton/The	(686)	(19,935)
Bankwell Financial Group, Inc.	(557)	(15,318)
Berkshire Hills Bancorp, Inc.	(2,576)	(75,451)
BGC Partners, Inc.	(23,306)	(128,183)

BlackRock, Inc.	(2,067)	(921,138)
Blackstone Mortgage Trust, Inc.	(6,713)	(240,661)
BOK Financial Corp.	(2,830)	(223,995)
Bridge Bancorp, Inc.	(4,593)	(135,769)
Brookline Bancorp, Inc.	(13,342)	(196,528)
Cadence BanCorp	(197)	(3,455)
Carolina Financial Corp.	(3,525)	(125,279)
CenterState Bank Corp.	(2,869)	(68,813)
Charles Schwab Corp./The	(15,853)	(663,131)
Cherry Hill Mortgage Investment Corp.	(1,347)	(17,646)
Chimera Investment Corp.	(18,987)	(371,386)
Citizens, Inc./TX (2)	(11,831)	(81,279)
City Holding Co.	(938)	(71,523)
CNO Financial Group, Inc.	(5,600)	(88,648)
Columbia Banking System, Inc.	(7,471)	(275,680)
Columbia Financial, Inc. (2)	(5,649)	(89,198)
Commerce Bancshares, Inc./MO	(16,124)	(977,921)
Community Bank System, Inc.	(7,244)	(446,882)
Dynex Capital, Inc.	(2,873)	(42,463)
E*TRADE Financial Corp.	(2,788)	(121,808)
Eagle Bancorp, Inc.	(2,275)	(101,511)
Enstar Group, Ltd. (2)	(1,163)	(220,877)
Equity Bancshares, Inc. (2)	(2,081)	(55,792)
EZCORP, Inc. (2)	(1,368)	(8,830)
Farmers & Merchants Bancorp, Inc./Archbold OH	(327)	(8,489)
FBL Financial Group, Inc.	(348)	(20,709)
First Financial Bancorp	(9,530)	(233,247)
First Financial Bankshares, Inc.	(11,731)	(390,994)
First Foundation, Inc.	(2,127)	(32,490)
First Internet Bancorp	(1,003)	(21,474)
First Mid Bancshares, Inc.	(580)	(20,080)
First Midwest Bancorp, Inc./IL	(5,625)	(109,575)
First Republic Bank/CA	(10,900)	(1,054,030)
Flushing Financial Corp.	(290)	(5,859)
Franklin Financial Network, Inc.	(4,143)	(125,160)
German American Bancorp, Inc.	(642)	(20,576)
Glacier Bancorp, Inc.	(12,410)	(502,109)
Goldman Sachs Group, Inc./The	(4,853)	(1,005,687)
Greenhill & Co., Inc.	(457)	(5,996)
Hamilton Lane, Inc.	(184)	(10,481)
Heritage Financial Corp./WA	(13,380)	(360,725)
Home BancShares, Inc./AR	(4,342)	(81,608)
Horace Mann Educators Corp.	(95)	(4,401)
Howard Bancorp, Inc. (2)	(1,545)	(25,786)
Independent Bank Corp.	(3,135)	(234,028)
Independent Bank Group, Inc.	(117)	(6,155)
Invesco, Ltd.	(9,994)	(169,298)
Kearny Financial Corp./MD	(4,531)	(59,084)
Lakeland Financial Corp.	(6,492)	(285,518)
LendingClub Corp. (2)	(1,106)	(14,466)
Level One Bancorp, Inc.	(146)	(3,522)
Live Oak Bancshares, Inc.	(2,635)	(47,694)
Malvern Bancorp, Inc. (2)	(210)	(4,584)
Markel Corp. (2)	(841)	(993,978)
MBIA, Inc. (2)	(7,355)	(67,887)
Moody's Corp.	(668)	(136,826)
National General Holdings Corp.	(948)	(21,823)
NBT Bancorp, Inc.	(1,567)	(57,337)
New Residential Investment Corp.	(63,505)	(995,758)
New York Community Bancorp, Inc.	(567)	(7,116)
New York Mortgage Trust, Inc.	(6,779)	(41,284)
NI Holdings, Inc. (2)	(475)	(8,142)
Northfield Bancorp, Inc.	(3,766)	(60,482)
Northwest Bancshares, Inc.	(18,961)	(310,771)
Old National Bancorp/IN	(6,841)	(117,699)
On Deck Capital, Inc. (2)	(652)	(2,191)
Opus Bank	(8,018)	(174,552)
Origin Bancorp, Inc.	(1,464)	(49,395)
Park National Corp.	(539)	(51,103)
People's United Financial, Inc.	(35,254)	(551,196)
PRA Group, Inc. (2)	(4,167)	(140,803)
Primerica, Inc.	(11)	(1,400)
Prosperity Bancshares, Inc.	(11,950)	(844,029)
Redwood Trust, Inc.	(33,704)	(553,083)
Reliant Bancorp, Inc.	(912)	(21,870)
Republic First Bancorp, Inc. (2)	(9,371)	(39,358)
RLI Corp.	(795)	(73,863)
S&T Bancorp, Inc.	(12,267)	(448,114)
Seacoast Banking Corp. of Florida (2)	(9,173)	(232,169)

ServisFirst Bancshares, Inc.	(27,385)	(907,813)
South State Corp.	(1,068)	(80,420)
State Auto Financial Corp.	(1,079)	(34,949)
State Street Corp.	(9,434)	(558,398)
SVB Financial Group (2)	(3,211)	(670,938)
TCF Financial Corp.	(7,439)	(283,203)
Texas Capital Bancshares, Inc. (2)	(4,363)	(238,438)
TFS Financial Corp.	(9,200)	(165,784)
TriState Capital Holdings, Inc. (2)	(11,648)	(245,074)
Trupanion, Inc. (2)	(647)	(16,447)
Two Harbors Investment Corp.	(39,579)	(519,672)
UMB Financial Corp.	(3,121)	(201,554)
United Bankshares, Inc./WV	(4,237)	(160,455)
United Financial Bancorp, Inc.	(1,853)	(25,256)
United Insurance Holdings Corp.	(675)	(9,443)
Value Line, Inc.	(120)	(2,730)
Veritex Holdings, Inc.	(2,253)	(54,669)
Virtu Financial, Inc.	(5,870)	(96,033)
Voya Financial, Inc.	(11,982)	(652,300)
Webster Financial Corp.	(5,383)	(252,301)
Westamerica Bancorporation	(9,188)	(571,310)
Wintrust Financial Corp.	(2,281)	(147,421)
WisdomTree Investments, Inc.	(8,293)	(43,331)
WSFS Financial Corp.	(1,305)	(57,551)

		(25,851,746)

Healthcare - (0.8%)
Acadia Healthcare Co., Inc. (2)	(2,883)	(89,604)
Accelerate Diagnostics, Inc. (2)	(549)	(10,195)
Agios Pharmaceuticals, Inc. (2)	(79)	(2,560)
American Renal Associates Holdings, Inc. (2)	(199)	(1,258)
Antares Pharma, Inc. (2)	(726)	(2,428)
Arvinas, Inc. (2)	(293)	(6,314)
Avedro, Inc. (2)	(241)	(5,471)
Axonics Modulation Technologies, Inc. (2)	(1,090)	(29,343)
Biohaven Pharmaceutical Holding Co., Ltd. (2)	(32)	(1,335)
BioLife Solutions, Inc. (2)	(86)	(1,430)
BioTelemetry, Inc. (2)	(387)	(15,763)
Bluebird Bio, Inc. (2)	(24)	(2,204)
Castlight Health, Inc. (2)	(4,789)	(6,752)
ChromaDex Corp. (2)	(539)	(2,121)
Codexis, Inc. (2)	(3,304)	(45,314)
CryoPort, Inc. (2)	(191)	(3,124)
CytoSorbents Corp. (2)	(255)	(1,283)
DaVita, Inc. (2)	(218)	(12,441)
Denali Therapeutics, Inc. (2)	(2,598)	(39,801)
Eidos Therapeutics, Inc. (2)	(211)	(7,590)
Evolent Health, Inc. (2)	(348)	(2,502)
Fluidigm Corp. (2)	(343)	(1,588)
Gossamer Bio, Inc. (2)	(611)	(10,259)
Guardant Health, Inc. (2)	(276)	(17,617)
HealthEquity, Inc. (2)	(402)	(22,972)
Henry Schein, Inc. (2)	(6,248)	(396,748)
Heron Therapeutics, Inc. (2)	(1,283)	(23,736)
Heska Corp. (2)	(173)	(12,261)
Immunomedics, Inc. (2)	(1,525)	(20,222)
Innoviva, Inc. (2)	(3,744)	(39,462)
Inovalon Holdings, Inc. (2)	(786)	(12,883)
Inspire Medical Systems, Inc. (2)	(1,066)	(65,047)
Joint Corp./The (2)	(76)	(1,414)
Kiniksa Pharmaceuticals, Ltd. (2)	(159)	(1,353)
Krystal Biotech, Inc. (2)	(76)	(2,639)
LeMaitre Vascular, Inc.	(1,631)	(55,748)
Ligand Pharmaceuticals, Inc. (2)	(195)	(19,410)
Luminex Corp.	(1,127)	(23,273)
MyoKardia, Inc. (2)	(407)	(21,225)
NanoString Technologies, Inc. (2)	(645)	(13,926)
Nektar Therapeutics (2)	(241)	(4,390)
Pacific Biosciences of California, Inc. (2)	(16,603)	(85,671)
PetIQ, Inc. (2)	(568)	(15,484)
Portola Pharmaceuticals, Inc. (2)	(791)	(21,215)
Providence Service Corp./The (2)	(308)	(18,314)
Pulse Biosciences, Inc. (2)	(105)	(1,621)
Rubius Therapeutics, Inc. (2)	(804)	(6,311)
Tabula Rasa HealthCare, Inc. (2)	(741)	(40,711)
Tactile Systems Technology, Inc. (2)	(518)	(21,922)
TCR2 Therapeutics, Inc. (2)	(129)	(1,939)
Teladoc Health, Inc. (2)	(2,626)	(177,833)

TG Therapeutics, Inc. (2)	(294)	(1,651)
Tivity Health, Inc. (2)	(1,876)	(31,198)
TransMedics Group, Inc. (2)	(750)	(17,813)
Twist Bioscience Corp. (2)	(87)	(2,078)
US Physical Therapy, Inc.	(83)	(10,836)
Veracyte, Inc. (2)	(866)	(20,784)
Viking Therapeutics, Inc. (2)	(240)	(1,651)
Vocera Communications, Inc. (2)	(877)	(21,618)
Wright Medical Group NV (2)	(1,011)	(20,857)
XBiotech, Inc. (2)	(1,415)	(14,801)
Zynex, Inc.	(175)	(1,664)

		(1,590,978)

Industrials - (6.2%)
AAON, Inc.	(5,158)	(236,959)
Actuant Corp.	(4,600)	(100,924)
Advanced Drainage Systems, Inc.	(1,979)	(63,862)
Aerojet Rocketdyne Holdings, Inc. (2)	(2,279)	(115,112)
AeroVironment, Inc. (2)	(1,503)	(80,501)
Air Lease Corp.	(10,397)	(434,803)
Air Transport Services Group, Inc. (2)	(700)	(14,714)
Alaska Air Group, Inc.	(2,294)	(148,904)
Ameresco, Inc. - Class A (2)	(2,374)	(38,150)
American Airlines Group, Inc.	(21,274)	(573,760)
American Superconductor Corp. (2)	(1,136)	(8,906)
Argan, Inc.	(535)	(21,020)
ASGN, Inc. (2)	(2,299)	(144,515)
Astec Industries, Inc.	(2,738)	(85,152)
Atlas Air Worldwide Holdings, Inc. (2)	(55)	(1,388)
Avis Budget Group, Inc. (2)	(203)	(5,737)
Axon Enterprise, Inc. (2)	(1,038)	(58,938)
Beacon Roofing Supply, Inc. (2)	(236)	(7,913)
Briggs & Stratton Corp.	(1,489)	(9,023)
BrightView Holdings, Inc. (2)	(1,600)	(27,440)
Caesarstone, Ltd.	(349)	(5,797)
CAI International, Inc. (2)	(1,254)	(27,300)
CECO Environmental Corp. (2)	(1,031)	(7,202)
CH Robinson Worldwide, Inc.	(2,795)	(236,960)
Chart Industries, Inc. (2)	(1,411)	(87,990)
Cimpress NV (2)	(29)	(3,823)
Colfax Corp. (2)	(7,376)	(214,347)
Cornerstone Building Brands, Inc. (2)	(2,937)	(17,769)
Covanta Holding Corp.	(4,225)	(73,050)
Cubic Corp.	(2,033)	(143,184)
Dycom Industries, Inc. (2)	(311)	(15,877)
Eagle Bulk Shipping, Inc. (2)	(1,945)	(8,509)
Energy Recovery, Inc. (2)	(4,030)	(37,338)
Equifax, Inc.	(1,960)	(275,713)
EVI Industries, Inc.	(153)	(4,884)
Evoqua Water Technologies Corp. (2)	(2,581)	(43,929)
FedEx Corp.	(6,772)	(985,800)
Fluor Corp.	(904)	(17,294)
Fortive Corp.	(8,873)	(608,333)
Franklin Covey Co. (2)	(349)	(12,215)
Franklin Electric Co., Inc.	(712)	(34,041)
Gates Industrial Corp. PLC (2)	(5,949)	(59,906)
GATX Corp.	(2,504)	(194,135)
Gencor Industries, Inc. (2)	(117)	(1,358)
General Dynamics Corp.	(1,555)	(284,145)
General Electric Co.	(103,394)	(924,342)
Gibraltar Industries, Inc. (2)	(907)	(41,668)
Graham Corp.	(224)	(4,449)
Granite Construction, Inc.	(853)	(27,407)
Greenbrier Cos., Inc./The	(267)	(8,042)
Griffon Corp.	(358)	(7,507)
Hawaiian Holdings, Inc.	(810)	(21,271)
Healthcare Services Group, Inc.	(4,112)	(99,880)
Helios Technologies, Inc.	(907)	(36,797)
Hertz Global Holdings, Inc. (2)	(5,853)	(81,006)
IHS Markit, Ltd. (2)	(5,411)	(361,888)
Insteel Industries, Inc.	(1,907)	(39,151)
Kaman Corp.	(1,854)	(110,239)
KAR Auction Services, Inc.	(10,812)	(265,435)
Kirby Corp. (2)	(1,210)	(99,414)
Knight-Swift Transportation Holdings, Inc.	(2,870)	(104,181)
Kratos Defense & Security Solutions, Inc. (2)	(2,508)	(46,636)
Lindsay Corp.	(1,195)	(110,956)
Lyft, Inc. (2)	(1,337)	(54,603)

Macquarie Infrastructure Corp.	(295)	(11,644)
Manitowoc Co., Inc./The (2)	(1,227)	(15,338)
Matthews International Corp.	(198)	(7,007)
Middleby Corp./The (2)	(92)	(10,755)
Mobile Mini, Inc.	(608)	(22,411)
National Presto Industries, Inc.	(224)	(19,956)
Nielsen Holdings PLC	(1,859)	(39,504)
NN, Inc.	(232)	(1,654)
Nordson Corp.	(897)	(131,195)
NOW, Inc. (2)	(3,357)	(38,505)
Park Aerospace Corp.	(339)	(5,953)
Pitney Bowes, Inc.	(1,023)	(4,675)
Proto Labs, Inc. (2)	(2,476)	(252,800)
Raven Industries, Inc.	(2,863)	(95,796)
REV Group, Inc.	(1,067)	(12,196)
Rexnord Corp. (2)	(1,945)	(52,612)
Robert Half International, Inc.	(3,872)	(215,516)
Roper Technologies, Inc.	(2,705)	(964,603)
SiteOne Landscape Supply, Inc. (2)	(2,056)	(152,185)
Spirit Airlines, Inc. (2)	(532)	(19,312)
Stericycle, Inc. (2)	(4,625)	(235,551)
Sunrun, Inc. (2)	(2,378)	(39,724)
Team, Inc. (2)	(1,825)	(32,941)
Tennant Co.	(505)	(35,704)
Textainer Group Holdings, Ltd. (2)	(779)	(7,720)
Titan International, Inc.	(1,903)	(5,138)
TPI Composites, Inc. (2)	(612)	(11,475)
TransDigm Group, Inc.	(41)	(21,347)
TransUnion	(134)	(10,869)
Trex Co., Inc. (2)	(790)	(71,835)
Trinity Industries, Inc.	(12,973)	(255,309)
Triumph Group, Inc.	(323)	(7,390)
Tutor Perini Corp. (2)	(993)	(14,230)
Twin Disc, Inc. (2)	(865)	(9,160)
Uber Technologies, Inc. (2)	(23,730)	(723,053)
Univar Solutions, Inc. (2)	(2,833)	(58,813)
Upwork, Inc. (2)	(3,971)	(52,834)
Vicor Corp. (2)	(1,217)	(35,926)
Wabtec Corp.	(7,630)	(548,292)
Welbilt, Inc. (2)	(15,043)	(253,625)
Werner Enterprises, Inc.	(126)	(4,448)
Willdan Group, Inc. (2)	(2,079)	(72,931)
WillScot Corp. (2)	(5,736)	(89,367)
XPO Logistics, Inc. (2)	(925)	(66,202)

		(12,760,993)

Information Technology - (3.3%)
2U, Inc. (2)	(427)	(6,952)
3D Systems Corp. (2)	(3,288)	(26,797)
8x8, Inc. (2)	(5,428)	(112,468)
Acacia Communications, Inc. (2)	(182)	(11,903)
Adesto Technologies Corp. (2)	(726)	(6,215)
Alarm.com Holdings, Inc. (2)	(2,109)	(98,364)
Ambarella, Inc. (2)	(516)	(32,423)
Anaplan, Inc. (2)	(872)	(40,984)
Applied Optoelectronics, Inc. (2)	(242)	(2,715)
AVX Corp.	(4,079)	(62,001)
AXT, Inc. (2)	(377)	(1,342)
Black Knight, Inc. (2)	(607)	(37,063)
Blackline, Inc. (2)	(427)	(20,415)
Box, Inc. (2)	(5,682)	(94,094)
Brightcove, Inc. (2)	(195)	(2,044)
Brooks Automation, Inc.	(1,623)	(60,100)
Cabot Microelectronics Corp.	(252)	(35,585)
Carbonite, Inc. (2)	(336)	(5,205)
Ceridian HCM Holding, Inc. (2)	(815)	(40,237)
CEVA, Inc. (2)	(62)	(1,851)
Cloudera, Inc. (2)	(1,486)	(13,166)
Cognex Corp.	(2,357)	(115,799)
Cohu, Inc.	(1,266)	(17,097)
Cree, Inc. (2)	(960)	(47,040)
CSG Systems International, Inc.	(271)	(14,005)
Daktronics, Inc.	(1,024)	(7,562)
Digimarc Corp. (2)	(228)	(8,913)
DocuSign, Inc. (2)	(1,172)	(72,570)
Elastic NV (2)	(99)	(8,152)
Evo Payments, Inc. (2)	(225)	(6,327)
FARO Technologies, Inc. (2)	(994)	(48,060)

FireEye, Inc. (2)	(7,070)	(94,314)
First Solar, Inc. (2)	(3,737)	(216,783)
Fitbit, Inc. (2)	(7,395)	(28,175)
Five9, Inc. (2)	(31)	(1,666)
ForeScout Technologies, Inc. (2)	(814)	(30,867)
Gartner, Inc. (2)	(191)	(27,311)
Global Payments, Inc.	(4,204)	(668,436)
GoDaddy, Inc. (2)	(5,580)	(368,168)
Guidewire Software, Inc. (2)	(2,182)	(229,939)
II-VI, Inc. (2)	(459)	(16,161)
Immersion Corp. (2)	(4,022)	(30,768)
Impinj, Inc. (2)	(378)	(11,654)
Infinera Corp. (2)	(302)	(1,646)
Instructure, Inc. (2)	(2,172)	(84,143)
IPG Photonics Corp. (2)	(1,128)	(152,957)
Iteris, Inc. (2)	(1,857)	(10,668)
Knowles Corp. (2)	(1,195)	(24,306)
KVH Industries, Inc. (2)	(517)	(5,506)
Limelight Networks, Inc. (2)	(4,100)	(12,423)
LiveRamp Holdings, Inc. (2)	(1,184)	(50,865)
MACOM Technology Solutions Holdings, Inc. (2)	(1,347)	(28,954)
MaxLinear, Inc. (2)	(545)	(12,197)
Microchip Technology, Inc.	(10,913)	(1,013,927)
MongoDB, Inc. (2)	(380)	(45,782)
NETGEAR, Inc. (2)	(802)	(25,840)
NetScout Systems, Inc. (2)	(590)	(13,605)
New Relic, Inc. (2)	(1,035)	(63,601)
nLight, Inc. (2)	(2,730)	(42,752)
Nutanix, Inc. (2)	(831)	(21,814)
OneSpan, Inc. (2)	(175)	(2,538)
Palo Alto Networks, Inc. (2)	(365)	(74,398)
PAR Technology Corp. (2)	(1,134)	(26,955)
PDF Solutions, Inc. (2)	(3,694)	(48,281)
Pegasystems, Inc.	(4,793)	(326,164)
Plantronics, Inc.	(38)	(1,418)
Plexus Corp. (2)	(2,005)	(125,333)
Pluralsight, Inc. (2)	(1,579)	(26,519)
Power Integrations, Inc.	(476)	(43,045)
PROS Holdings, Inc. (2)	(733)	(43,687)
PTC, Inc. (2)	(1,872)	(127,633)
Pure Storage, Inc. (2)	(2,511)	(42,536)
Q2 Holdings, Inc. (2)	(1,836)	(144,805)
RealPage, Inc. (2)	(3,178)	(199,769)
Rimini Street, Inc. (2)	(3,205)	(14,038)
SecureWorks Corp. (2)	(922)	(11,921)
ShotSpotter, Inc. (2)	(176)	(4,053)
Square, Inc. (2)	(8,852)	(548,381)
SunPower Corp. (2)	(1,775)	(19,472)
Switch, Inc.	(851)	(13,293)
Telaria, Inc. (2)	(263)	(1,817)
Tenable Holdings, Inc. (2)	(1,866)	(41,761)
Tucows, Inc. (2)	(690)	(37,370)
Twilio, Inc. (2)	(2,539)	(279,188)
USA Technologies, Inc. (2)	(619)	(4,537)
Verra Mobility Corp. (2)	(3,267)	(46,881)
Versum Materials, Inc.	(1,978)	(104,696)
VirnetX Holding Corp. (2)	(1,300)	(7,020)
Yext, Inc. (2)	(1,837)	(29,190)
Zix Corp. (2)	(467)	(3,381)
Zuora, Inc. (2)	(1,349)	(20,302)

		(6,813,059)

Materials - (1.8%)
Advanced Emissions Solutions, Inc.	(591)	(8,770)
Albemarle Corp.	(5,732)	(398,489)
Allegheny Technologies, Inc. (2)	(6,289)	(127,352)
American Vanguard Corp.	(201)	(3,156)
AptarGroup, Inc.	(1,255)	(148,655)
Ball Corp.	(459)	(33,420)
Berry Global Group, Inc. (2)	(2,478)	(97,311)
Century Aluminum Co. (2)	(3,139)	(20,827)
Clearwater Paper Corp. (2)	(119)	(2,513)
Commercial Metals Co.	(884)	(15,364)
Compass Minerals International, Inc.	(246)	(13,897)
Corteva, Inc.	(7,222)	(202,216)
Crown Holdings, Inc. (2)	(375)	(24,773)
DuPont de Nemours, Inc.	(14,702)	(1,048,400)
Element Solutions, Inc. (2)	(1,260)	(12,827)

Ferroglobe PLC Contingent Value Rights (2)(8)		(2,326)	0
Flotek Industries, Inc. (2)		(1,448)	(3,186)
FMC Corp.		(115)	(10,083)
GCP Applied Technologies, Inc. (2)		(967)	(18,615)
Gold Resource Corp.		(1,738)	(5,301)
Haynes International, Inc.		(343)	(12,293)
Hecla Mining Co.		(4,548)	(8,004)
International Flavors & Fragrances, Inc.		(6,966)	(854,659)
Intrepid Potash, Inc. (2)		(841)	(2,750)
Kronos Worldwide, Inc.		(5,114)	(63,260)
Livent Corp. (2)		(1,369)	(9,159)
Myers Industries, Inc.		(2,730)	(48,185)
Pan American Silver Corp. Contingent Value Rights (2)(8)		(3,148)	0
PH Glatfelter Co.		(2,145)	(33,012)
Sealed Air Corp.		(4,682)	(194,350)
Sensient Technologies Corp.		(1,939)	(133,112)
Silgan Holdings, Inc.		(2,674)	(80,314)
Sonoco Products Co.		(1,613)	(93,893)
Southern Copper Corp.		(169)	(5,768)
Summit Materials, Inc. (2)		(494)	(10,967)
Synalloy Corp.		(135)	(2,153)
TimkenSteel Corp. (2)		(3,104)	(19,524)
Trecora Resources (2)		(1,202)	(10,842)
Tronox Holdings PLC		(183)	(1,519)
United States Steel Corp.		(371)	(4,285)

			(3,783,204)

Real Estate Investment Trust - (1.0%)
Acadia Realty Trust		(1,301)	(37,183)
Brookfield Property REIT, Inc.		(12,314)	(251,082)
CIM Commercial Trust Corp.		(1,288)	(19,964)
Crown Castle International Corp.		(4,608)	(640,558)
Easterly Government Properties, Inc.		(767)	(16,337)
Equity Commonwealth		(5,526)	(189,266)
Four Corners Property Trust, Inc.		(390)	(11,029)
Healthcare Trust of America, Inc.		(1,929)	(56,674)
Independence Realty Trust, Inc.		(4,085)	(58,456)
Innovative Industrial Properties, Inc.		(189)	(17,458)
iStar, Inc.		(5,869)	(76,590)
JBG SMITH Properties		(2,865)	(112,337)
Kimco Realty Corp.		(206)	(4,301)
Mack-Cali Realty Corp.		(4,483)	(97,102)
Medical Properties Trust, Inc.		(12,116)	(236,989)
One Liberty Properties, Inc.		(49)	(1,349)
Rafael Holdings, Inc. (2)		(416)	(8,719)
STAG Industrial, Inc.		(3,284)	(96,812)
VICI Properties, Inc.		(933)	(21,132)
Weingarten Realty Investors		(598)	(17,420)
WP Carey, Inc.		(217)	(19,422)

			(1,990,180)

Utilities - (4.3%)
Aqua America, Inc.		(9,462)	(424,181)
AquaVenture Holdings, Ltd. (2)		(420)	(8,161)
Avangrid, Inc.		(14,261)	(745,137)
Cadiz, Inc. (2)		(1,461)	(18,248)
Clearway Energy, Inc.		(800)	(14,600)
CMS Energy Corp.		(10,969)	(701,468)
Dominion Energy, Inc.		(12,699)	(1,029,127)
El Paso Electric Co.		(98)	(6,574)
Entergy Corp.		(4,263)	(500,306)
Genie Energy, Ltd.		(415)	(3,096)
Hawaiian Electric Industries, Inc.		(22,644)	(1,032,793)
New Jersey Resources Corp.		(12,202)	(551,774)
NiSource, Inc.		(34,367)	(1,028,261)
Northwest Natural Holding Co.		(3,917)	(279,439)
Ormat Technologies, Inc.		(1,180)	(87,662)
Pattern Energy Group, Inc.		(8,121)	(218,699)
Pure Cycle Corp. (2)		(1,957)	(20,118)
RGC Resources, Inc.		(569)	(16,638)
Sempra Energy		(7,811)	(1,152,982)
South Jersey Industries, Inc.		(29,772)	(979,777)

			(8,819,041)

Total Securities Sold Short	(Proceeds Received	$70,198,912)	(68,734,582)

Trustee Deferred Compensation (7)

Meeder Balanced Fund		394	4,626
Meeder Dynamic Allocation Fund		909	10,172
Meeder Muirfield Fund		903	6,818
Meeder Conservative Allocation Fund		121	2,720

Total Trustee Deferred Compensation	(Cost	$24,036)	24,336

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	181	12/20/2019	17,180,520	(81,300)
Mini MSCI Emerging Markets Index Futures	85	12/20/2019	4,258,075	(94,733)
Russell 2000 Mini Index Futures	42	12/20/2019	3,202,500	(120,331)
Standard & Poors 500 Mini Futures	319	12/20/2019	47,507,075	(394,766)
E-mini Standard & Poors MidCap 400 Futures	65	12/20/2019	12,597,000	(189,721)

Total Futures Contracts	692		84,745,170	(880,851)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$200,001,577	$(880,851)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$200,001,577	$(880,851)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on September 30, 2019 was $55,766,567.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.